UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-10267

GPS Funds I

(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600

Pleasant Hill, CA 94523-3967

(Address of principal executive offices) (Zip code)

Starr E. Frohlich

2300 Contra Costa Boulevard, Suite 600

Pleasant Hill, CA 94523

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2013

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

GuideMarkSM Large Cap Growth Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 99.42%

	Aerospace & Defense - 5.08%
34,170	Boeing Co.	$3,500,375
33,358	Honeywell International, Inc.	2,646,623
26,086	United Technologies Corp.	2,424,433
		8,571,431

	Automobiles - 0.61%
66,479	Ford Motor Co.	1,028,430

	Beverages - 2.28%
16,065	Anheuser-Busch InBev NV - ADR	1,450,027
59,733	The Coca-Cola Co.	2,395,890
		3,845,917

	Biotechnology - 5.43%
39,112	Amgen, Inc.	3,858,790
6,703	Biogen Idec, Inc. (b)	1,442,485
16,782	Celgene Corp. (b)	1,961,984
37,027	Gilead Sciences, Inc. (b)	1,896,153
		9,159,412

	Chemicals - 1.41%
24,061	Monsanto Co.	2,377,227

	Commercial Services & Supplies - 0.37%
15,668	The ADT Corp.	624,370

	Communications Equipment - 6.58%
423,502	Cisco Systems, Inc.	10,295,334
13,050	Qualcomm, Inc.	797,094
		11,092,428

	Computers & Peripherals - 5.63%
6,993	Apple, Inc.	2,769,787
6,496	International Business Machines Corp.	1,241,451
79,313	NetApp, Inc. (b)	2,996,445
11,143	QLogic Corp. (b)	106,527
24,869	SanDisk Corp. (b)	1,519,496
13,667	Western Digital Corp. (a)	848,584
		9,482,290

	Consumer Finance - 1.38%
31,106	American Express Co.	2,325,484

	Diversified Financial Services - 2.41%
155,570	Bank of America Corp.	2,000,630
2,711	IntercontinentalExchange, Inc. (a)(b)	481,908
29,890	JPMorgan Chase & Co.	1,577,893
		4,060,431

	Diversified Telecommunication Services - 2.37%
79,500	Verizon Communications, Inc.	4,002,030

	Energy Equipment & Services - 1.26%
16,906	Oceaneering International, Inc.	1,220,613
18,758	Transocean Ltd. - ADR (b)	899,446
		2,120,059

	Food & Staples Retailing - 4.72%
18,416	Costco Wholesale Corp.	2,036,257
30,730	CVS Caremark Corp.	1,757,142
55,792	Wal-Mart Stores, Inc.	4,155,946
		7,949,345

	Food Products - 0.77%
17,311	Green Mountain Coffee Roasters, Inc. (b)	1,299,364

	Health Care Equipment & Supplies - 3.30%
5,668	Becton, Dickinson & Co.	560,168
7,476	C.R. Bard, Inc.	812,492
47,217	Medtronic, Inc.	2,430,259
23,590	Zimmer Holdings, Inc. (a)	1,767,835
		5,570,754

	Health Care Providers & Services - 2.46%
20,782	Aetna, Inc.	1,320,488
16,309	Express Scripts Holding Co. (b)	1,006,102
15,844	McKesson Corp.	1,814,138
		4,140,728

	Hotels, Restaurants & Leisure - 1.78%
20,187	Starwood Hotels & Resorts Worldwide, Inc.	1,275,616
19,308	Wyndham Worldwide Corp.	1,104,997
4,872	Wynn Resorts Ltd.	623,616
		3,004,229

	Household Products - 0.33%
9,869	Colgate-Palmolive Co.	565,395

	Industrial Conglomerates - 2.32%
22,560	3M Co.	2,466,936
38,325	General Electric Co.	888,757
16,685	Tyco International Ltd. - ADR	549,770
		3,905,463

	Internet & Catalog Retail - 1.16%
3,787	Amazon.com, Inc. (b)	1,051,612
1,092	Priceline.com, Inc. (b)	903,226
		1,954,838

	Internet Software & Services - 6.65%
38,524	eBay, Inc. (b)	1,992,461
6,274	Google, Inc. (b)	5,523,442
45,577	IAC/InterActiveCorp	2,167,642
61,019	Yahoo, Inc. (b)	1,532,187
		11,215,732

	IT Services - 2.58%
3,387	Alliance Data Systems Corp. (b)	613,148
23,734	Paychex, Inc.	866,766
15,677	Visa, Inc.	2,864,972
		4,344,886

	Life Sciences Tools & Services - 0.28%
29,653	Bruker Corp. (b)	478,896

	Machinery - 2.34%
24,799	Danaher Corp.	1,569,777
11,041	Dover Corp.	857,444
4,064	Illinois Tool Works, Inc. (a)	281,107
12,921	Parker Hannifin Corp.	1,232,663
		3,940,991

	Media - 4.85%
66,051	Comcast Corp.	2,766,216
61,199	News Corp.	1,995,087
34,194	Omnicom Group, Inc.	2,149,777
378,054	Sirius XM Radio, Inc. (a)	1,266,481
		8,177,561

	Metals & Mining - 0.10%
25,310	Allied Nevada Gold Corp. (b)	164,009

	Multiline Retail - 0.77%
25,546	Dollar Tree, Inc. (b)	1,298,759

	Oil & Gas - 0.69%
33,378	Valero Energy Corp.	1,160,553

	Pharmaceuticals - 4.94%
64,496	Abbott Laboratories	2,249,620
45,502	Eli Lilly & Co.	2,235,058
25,732	Johnson & Johnson	2,209,350
35,019	Merck & Co., Inc.	1,626,633
		8,320,661

	Road & Rail - 0.49%
33,268	Hertz Global Holdings, Inc. (a)(b)	825,046

	Semiconductor & Semiconductor Equipment - 4.70%
62,956	Altera Corp.	2,076,918
52,935	Broadcom Corp.	1,787,086
43,326	Intel Corp.	1,049,356
38,068	Microchip Technology, Inc. (a)	1,418,033
40,261	Xilinx, Inc.	1,594,738
		7,926,131

	Software - 9.26%
17,416	BMC Software, Inc. (b)	786,158
37,232	Check Point Software Technologies Ltd. - ADR (b)	1,849,686
11,831	Intuit, Inc.	722,046
228,092	Microsoft Corp.	7,876,017
7,223	NetSuite, Inc. (a)(b)	662,638
111,596	Oracle Corp.	3,428,229
6,000	Red Hat, Inc. (b)	286,920
		15,611,694

	Specialty Retail - 8.64%
3,612	CST Brands, Inc. (b)	111,286
47,112	Home Depot, Inc.	3,649,767
79,822	Lowe’s Companies, Inc.	3,264,720
21,795	O’Reilly Automotive, Inc. (b)	2,454,553
11,251	PetSmart, Inc.	753,704
5,698	Sherwin Williams Co.	1,006,267
21,134	The Buckle, Inc. (a)	1,099,391
14,268	The Gap, Inc.	595,403
32,410	The TJX Companies, Inc.	1,622,444
		14,557,535

	Tobacco - 1.48%
28,764	Philip Morris International, Inc.	2,491,538
	Total Common Stocks (Cost $127,175,286)	167,593,617

	SHORT TERM INVESTMENTS - 0.42%

	Money Market Funds - 0.42%
702,832	Federated Prime Obligations Fund	702,832
	Total Short Term Investments (Cost $702,832)	702,832

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 4.32%

	Money Market Funds - 4.28%
7,219,634	First American Government Obligations Fund	7,219,634
20,508	Reserve Primary Fund (c)	792
	Total Money Market Funds (Cost $7,237,326)	7,220,426

Principal Amount
	Cash - 0.04%
$63,761	Cash	63,761
	Total Cash (Cost $63,761)	63,761

	Total Investments Purchased as Securities Lending Collateral (Cost $7,301,087)	7,284,187

Total Investments (Cost $135,179,205) - 104.16%	175,580,636
Liabilities in Excess of Other Assets - (4.16)%	(7,012,736)
TOTAL NET ASSETS - 100.00%	$168,567,900

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	As of June 30, 2013, the Fund has fair valued this security and deemed it illiquid. The value of this security was $792, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Cost of investments	$135,179,205
Gross unrealized appreciation	41,949,397
Gross unrealized depreciation	(1,547,966)
Net unrealized appreciation	$40,401,431

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM Large Cap Value Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 99.93%

	Aerospace & Defense - 3.91%
25,200	General Dynamics Corp.	$1,973,916
31,000	Honeywell International, Inc.	2,459,540
44,600	Raytheon Co.	2,948,952
		7,382,408

	Auto Components - 1.68%
62,500	Delphi Automotive Plc	3,168,125

	Automobiles - 2.50%
45,000	Daimler AG - ADR (a)	2,717,550
60,200	General Motors Co. (b)	2,005,262
		4,722,812

	Building Products - 0.24%
22,900	Masco Corp.	446,321

	Capital Markets - 3.51%
26,400	Ameriprise Financial, Inc.	2,135,232
172,100	E*TRADE Financial Corp. (b)	2,178,786
35,700	State Street Corp.	2,327,997
		6,642,015

	Chemicals - 2.57%
40,400	E.I. du Pont de Nemours & Co.	2,121,000
42,700	Rockwood Holdings, Inc.	2,734,081
		4,855,081

	Commercial Banks - 6.44%
153,600	Fifth Third Bancorp (a)	2,772,480
244,300	First Niagara Financial Group, Inc.	2,460,101
41,200	PNC Financial Services Group, Inc.	3,004,304
95,600	Wells Fargo & Co.	3,945,412
		12,182,297

	Construction Materials - 1.24%
115,500	CRH Plc - ADR (a)	2,345,805

	Consumer Finance - 7.90%
41,000	American Express Co.	3,065,160
83,500	Capital One Financial Corp.	5,244,635
49,800	Discover Financial Services	2,372,472
185,800	SLM Corp.	4,247,388
		14,929,655

	Diversified Financial Services - 6.53%
257,600	Bank of America Corp.	3,312,736
98,980	Citigroup, Inc.	4,748,071
81,300	JPMorgan Chase & Co.	4,291,827
		12,352,634

	Diversified Telecommunication Services - 2.44%
102,100	AT&T, Inc.	3,614,340
19,900	Verizon Communications, Inc.	1,001,766
		4,616,106

	Electrical Equipment - 2.86%
45,000	Eaton Corp. Plc	2,961,450
44,800	Emerson Electric Co.	2,443,392
		5,404,842

	Electronic Equipment & Instruments - 0.99%
64,100	Molex, Inc. (a)	1,880,694

	Energy Equipment & Services - 2.51%
27,300	National Oilwell Varco, Inc.	1,880,970
70,500	SeaDrill Ltd. (a)	2,872,170
		4,753,140

	Food & Staples Retailing - 2.06%
24,900	CVS Caremark Corp.	1,423,782
56,100	Walgreen Co.	2,479,620
		3,903,402

	Gas Utilities - 0.30%
13,800	ONEOK, Inc.	570,078

	Health Care Equipment & Supplies - 3.01%
31,700	Baxter International, Inc.	2,195,859
67,900	Medtronic, Inc.	3,494,813
		5,690,672

	Health Care Providers & Services - 6.32%
47,800	Cardinal Health, Inc.	2,256,160
28,600	CIGNA Corp.	2,073,214
62,500	Omnicare, Inc.	2,981,875
43,400	UnitedHealth Group, Inc.	2,841,832
22,000	WellPoint, Inc.	1,800,480
		11,953,561

	Hotels, Restaurants & Leisure - 4.25%
79,700	Carnival Corp. - ADR	2,732,913
151,600	International Game Technology	2,533,236
83,300	Royal Caribbean Cruises Ltd.	2,777,222
		8,043,371

	Household Durables - 1.38%
33,800	Stanley Black & Decker, Inc.	2,612,740

	Industrial Conglomerates - 1.55%
88,700	Tyco International Ltd. - ADR	2,922,665

	Insurance - 2.96%
74,600	American International Group, Inc. (b)	3,334,620
74,600	XL Group Plc	2,261,872
		5,596,492

	Leisure Equipment & Products - 0.72%
30,200	Hasbro, Inc. (a)	1,353,866

	Machinery - 4.76%
28,300	Illinois Tool Works, Inc.	1,957,511
30,650	ITT Corp.	901,417
61,989	Pentair Ltd.	3,576,145
35,700	SPX Corp.	2,569,686
		9,004,759

	Multiline Retail - 1.51%
41,400	Target Corp.	2,850,804

	Oil & Gas - 6.84%
64,400	BP Plc - ADR	2,688,056
41,400	ConocoPhillips	2,504,700
89,100	Marathon Oil Corp.	3,081,078
31,800	Occidental Petroleum Corp.	2,837,514
30,850	Phillips 66	1,817,373
		12,928,721

	Pharmaceuticals - 5.24%
33,100	Johnson & Johnson	2,841,966
41,700	Merck & Co., Inc.	1,936,965
96,800	Pfizer, Inc.	2,711,368
46,800	Sanofi Aventis - ADR	2,410,668
		9,900,967

	Semiconductor & Semiconductor Equipment - 2.84%
72,100	Microchip Technology, Inc. (a)	2,685,725
76,800	Texas Instruments, Inc.	2,678,016
		5,363,741

	Software - 2.82%
81,200	CA, Inc.	2,324,756
86,900	Microsoft Corp.	3,000,657
		5,325,413

	Specialty Retail - 0.81%
40,900	Rent-A-Center, Inc.	1,535,795

	Textiles, Apparel & Luxury Goods - 1.50%
55,100	Hanesbrands, Inc. (b)	2,833,242

	Thrifts & Mortgage Finance - 3.06%
195,200	New York Community Bancorp, Inc. (a)	2,732,800
205,200	People’s United Financial, Inc. (a)	3,057,480
		5,790,280

	Tobacco - 2.68%
77,200	Altria Group, Inc.	2,701,228
27,300	Philip Morris International, Inc.	2,364,726
		5,065,954
	Total Common Stocks (Cost $142,056,316)	188,928,458

	SHORT TERM INVESTMENTS - 0.01%

	Money Market Funds - 0.01%
24,987	Federated Prime Obligations Fund	24,987
	Total Short Term Investments (Cost $24,987)	24,987

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 5.90%

	Money Market Funds - 5.85%
11,048,819	First American Government Obligations Fund	11,048,819
23,460	Reserve Primary Fund (c)	906
	Total Money Market Funds (Cost $11,069,062)	11,049,725

Principal Amount
	Cash - 0.05%
$97,579	Cash	97,579
	Total Cash (Cost $97,579)	97,579

	Total Investments Purchased as Securities Lending Collateral (Cost $11,166,641)	11,147,304

	Total Investments (Cost $153,247,944) - 105.84%	200,100,749
	Liabilities in Excess of Other Assets - (5.84)%	(11,046,580)
	TOTAL NET ASSETS - 100.00%	$189,054,169

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	As of June 30, 2013, the Fund has fair valued this security and deemed it illiquid. The value of this security was $906, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Cost of investments	$153,247,944
Gross unrealized appreciation	47,576,661
Gross unrealized depreciation	(723,856)
Net unrealized appreciation	$46,852,805

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM Small/Mid Cap Core Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 94.04%

	Aerospace & Defense - 2.39%
14,700	BE Aerospace, Inc. (b)	$927,276
10,720	Triumph Group, Inc.	848,488
		1,775,764

	Airlines - 1.25%
7,100	Copa Holdings SA	930,952

	Biotechnology - 4.03%
15,900	Amarin Corp. - ADR (a)(b)	92,220
34,180	Ariad Pharmaceuticals, Inc. (b)	597,808
5,980	BioMarin Pharmaceutical, Inc. (b)	333,624
12,620	Coronado Biosciences, Inc. (b)	108,532
14,240	Medivation, Inc. (b)	700,608
8,310	Onyx Pharmaceuticals, Inc. (b)	721,474
3,080	Pharmacyclics, Inc. (b)	244,768
14,530	Repligen Corp. (b)	119,727
15,540	Sunesis Pharmaceuticals, Inc. (b)	80,964
		2,999,725

	Building Products - 0.74%
14,170	Fortune Brands Home & Security, Inc. (b)	548,946

	Capital Markets - 4.39%
44,360	FXCM, Inc.	727,948
22,600	Invesco Ltd.	718,680
33,890	Raymond James Financial, Inc.	1,456,592
10,710	Walter Investment Management Corp. (b)	362,105
		3,265,325

	Chemicals - 3.08%
11,080	Ashland, Inc.	925,180
18,580	Innospec, Inc.	746,545
9,610	Rockwood Holdings, Inc.	615,328
		2,287,053

	Commercial Banks - 6.64%
10,420	BBCN Bancorp, Inc.	148,172
29,272	CVB Financial Corp.	344,239
18,010	East West Bancorp, Inc.	495,275
63,480	FirstMerit Corp.	1,271,504
21,020	Hanmi Financial Corp. (b)	371,423
96,570	Huntington Bancshares, Inc.	760,972
18,750	Investors Bancorp, Inc.	395,250
11,640	SCBT Financial Corp.	586,540
6,790	SVB Financial Group (b)	565,743
		4,939,118

	Commercial Services & Supplies - 0.31%
7,620	Multi-Color Corp.	231,191

	Communications Equipment - 3.99%
23,010	ADTRAN, Inc. (a)	566,276
50,800	Juniper Networks, Inc. (b)	980,948
20,910	NetGear, Inc. (b)	638,591
10,140	Palo Alto Networks, Inc. (b)	427,503
22,770	Riverbed Technology, Inc. (b)	354,301
		2,967,619

	Computers & Peripherals - 1.26%
28,480	NCR Corp. (b)	939,555

	Construction & Engineering - 0.84%
19,320	KBR, Inc.	627,900

	Construction Materials - 1.37%
6,770	Eagle Materials, Inc.	448,648
5,790	Martin Marietta Materials, Inc.	569,852
		1,018,500

	Consumer Finance - 0.61%
32,740	DFC Global Corp. (b)	452,139

	Containers & Packaging - 1.81%
10,630	AptarGroup, Inc.	586,882
7,580	Rock-Tenn Co.	757,091
		1,343,973

	Diversified Financial Services - 0.93%
43,350	Interactive Brokers Group, Inc.	692,299

	Electric Utilities - 1.94%
30,590	Great Plains Energy, Inc.	689,498
24,510	Portland General Electric Co.	749,761
		1,439,259

	Electrical Equipment - 1.72%
21,320	AMETEK, Inc.	901,836
3,360	InvenSense, Inc. (b)	51,677
5,020	Regal Beloit Corp.	325,497
		1,279,010

	Energy Equipment & Services - 2.38%
6,120	Dril-Quip, Inc. (b)	552,575
22,570	Forum Energy Technologies, Inc. (b)	686,805
9,290	Tidewater, Inc.	529,251
		1,768,631

	Food & Staples Retailing - 1.22%
16,810	United Natural Foods, Inc. (b)	907,572

	Food Products - 0.92%
20,610	Hillshire Brands Co.	681,779

	Gas Utilities - 1.35%
24,460	Atmos Energy Corp.	1,004,327

	Health Care Equipment & Supplies - 0.96%
6,380	Haemonetics Corp. (b)	263,813
5,820	Teleflex, Inc.	450,992
		714,805

	Health Care Providers & Services - 2.03%
10,660	Air Methods Corp.	361,161
41,280	Health Management Associates, Inc., Class A (b)	648,922
7,410	Universal Health Services, Inc.	496,173
		1,506,256

	Hotels, Restaurants & Leisure - 1.81%
11,890	Darden Restaurants, Inc.	600,207
13,030	Wyndham Worldwide Corp.	745,707
		1,345,914

	Household Durables - 3.17%
33,090	D.R. Horton, Inc.	704,155
19,115	Jarden Corp. (b)	836,282
24,940	Toll Brothers, Inc. (b)	813,792
		2,354,229

	Industrial Conglomerates - 0.92%
11,030	Carlisle Companies, Inc.	687,279

	Insurance - 5.19%
28,500	Axis Capital Holdings Ltd.	1,304,730
7,700	Platinum Underwriters Holdings Ltd.	440,594
15,620	Reinsurance Group of America	1,079,498
20,920	StanCorp Financial Group, Inc.	1,033,657
		3,858,479

	Internet & Catalog Retail - 0.85%
10,550	Expedia, Inc.	634,582

	IT Services - 3.18%
21,870	ExlService Holdings, Inc. (b)	646,477
8,950	Fleetcor Technologies, Inc. (b)	727,635
40,550	Total System Services, Inc.	992,664
		2,366,776

	Leisure Equipment & Products - 1.11%
25,800	Brunswick Corp. (a)	824,310

	Life Sciences Tools & Services - 0.79%
36,290	Bruker Corp. (b)	586,083

	Machinery - 4.82%
14,160	Colfax Corp. (b)	737,877
11,970	Flowserve Corp. (a)	646,500
12,230	IDEX Corp.	658,096

11,900	Nordson Corp.	824,789
9,960	SPX Corp.	716,921
		3,584,183

	Media - 1.06%
43,910	Regal Entertainment Group (a)	785,989

	Multi-Utilities - 1.48%
14,970	Alliant Energy Corp.	754,787
12,930	NRG Energy, Inc.	345,231
		1,100,018

	Oil & Gas - 3.44%
9,340	Berry Petroleum Co. (a)	395,269
6,980	Concho Resources, Inc. (b)	584,366
20,610	Diamondback Energy, Inc. (b)	686,725
26,870	Rex Energy Corp. (b)	472,375
14,890	Western Refining, Inc.	417,962
		2,556,697

	Personal Products - 1.04%
12,680	Nu Skin Enterprises, Inc.	775,002

	Pharmaceuticals - 2.07%
21,430	Cempra Holdings, Inc. (b)	167,797
16,230	Endo Health Solutions, Inc. (b)	597,102
3,710	Salix Pharmaceuticals Ltd. (b)	245,416
8,900	Theravance, Inc. (a)(b)	342,917
9,500	Warner Chilcott Plc	188,860
		1,542,092

	Road & Rail - 1.01%
8,890	Genesee & Wyoming, Inc. (b)	754,228

	Semiconductor & Semiconductor Equipment - 2.86%
19,620	Cavium, Inc. (b)	693,959
30,460	Monolithic Power Systems, Inc.	734,391
22,500	NXP Semiconductors NV (b)	697,050
		2,125,400

	Software - 2.66%
21,030	Bottomline Technologies, Inc. (b)	531,849
15,840	Guidewire Software, Inc. (a)(b)	666,072
13,990	Sourcefire, Inc. (a)(b)	777,144
		1,975,065

	Specialty Retail - 5.38%
9,290	Advance Auto Parts, Inc.	754,069
24,370	Foot Locker, Inc.	856,118
12,710	PetSmart, Inc.	851,443
6,670	Tractor Supply Co.	784,459
16,790	Vitamin Shoppe, Inc. (a)(b)	752,864
		3,998,953

	Textiles, Apparel & Luxury Goods - 1.65%
3,450	Lululemon Athletica, Inc. (b)	226,044
8,000	PVH Corp.	1,000,400
		1,226,444

	Thrifts & Mortgage Finance - 1.21%
23,990	Nationstar Mortgage Holdings, Inc. (a)(b)	898,186

	Trading Companies & Distributors - 1.10%
12,010	Wesco International, Inc. (b)	816,200

	Wireless Telecommunication Services - 1.08%
9,170	SBA Communications Corp. (b)	679,680
5,080	T-Mobile USA, Inc. (b)	126,035
		805,715
	Total Common Stocks (Cost $58,083,493)	69,923,522

	REAL ESTATE INVESTMENT TRUSTS - 4.26%

	Real Estate Investment Trusts - 4.26%
19,850	American Campus Communities, Inc.	807,101
46,280	Douglas Emmett, Inc. (a)	1,154,686
13,430	Extra Space Storage, Inc.	563,120
37,840	Redwood Trust, Inc. (a)	643,280
	Total Real Estate Investment Trusts (Cost $2,550,843)	3,168,187

	SHORT TERM INVESTMENTS - 1.47%

	Money Market Funds - 1.47%
1,093,498	Federated Prime Obligations Fund	1,093,498
	Total Short Term Investments (Cost $1,093,498)	1,093,498

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 5.73%

	Money Market Funds - 5.68%
4,221,463	First American Government Obligations Fund	4,221,463
6,386	Reserve Primary Fund (c)	247
	Total Money Market Funds (Cost $4,226,970)	4,221,710

Principal Amount
	Cash - 0.05%
$37,282	Cash	37,282
	Total Cash (Cost $37,282)	37,282

	Total Investments Purchased as Securities Lending Collateral (Cost $4,264,252)	4,258,992

	Total Investments (Cost $65,992,086) - 105.50%	78,444,199
	Liabilities in Excess of Other Assets - (5.50)%	(4,085,326)
	TOTAL NET ASSETS - 100.00%	$74,358,873

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	As of June 30, 2013, the Fund has fair valued this security and deemed it illiquid. The value of this security was $247, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Cost of investments	$65,992,086
Gross unrealized appreciation	13,130,372
Gross unrealized depreciation	(678,259)
Net unrealized appreciation	$12,452,113

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM World ex-US Fund

Schedule of Investments

June 30, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.11%

	Australia - 5.34%
17,535	Ansell Ltd.	$282,483
114,109	Australia and New Zealand Banking Group Ltd.	2,962,207
12,653	BHP Billiton Ltd.	364,190
58,712	Boral Ltd.	224,653
36,256	CSL Ltd.	2,036,744
140,721	Fortescue Metals Group Ltd.	387,384
40,871	Goodman Group	181,712
34,855	Iluka Resources Ltd.	314,118
113,161	Incitec Pivot Ltd.	294,633
199,468	Mirvac Group	292,022
21,790	Rio Tinto Ltd.	1,044,297
1	SCA Property Group	1
150,161	SP AusNet	161,104
218,369	Spark Infrastructure Group	346,289
42,099	Suncorp Group Ltd.	457,243
98,303	Tatts Group Ltd.	283,966
124,119	Westfield Group	1,299,982
85,841	Westpac Banking Corp.	2,253,754
43,787	Woodside Petroleum Ltd.	1,394,529
56,260	Woolworths Ltd.	1,685,368
		16,266,679

	Belgium - 1.65%
10,800	Ageas	378,953
25,777	Anheuser-Busch InBev NV	2,320,773
28,862	KBC Groep NV	1,075,952
1,100	ThromboGenics NV (b)	42,254
10,600	UCB SA	569,013
15,562	Umicore SA	646,206
		5,033,151

	Bermuda - 0.20%
15,200	Seadrill Ltd.	612,201

	Brazil - 1.33%
64,200	Banco do Brasil SA	635,570
61,200	Cia de Saneamento Basico do Estado de Sau Paulo	631,926
11,300	Cielo SA	283,139
25,600	Cosan SA Industria e Comercio	493,563
39,500	Ez Tec Empreendimentos e Participacoes SA	482,033
20,000	Kroton Educacional SA	276,873
73,800	Petroleo Brasileiro SA	491,482
33,100	Qualicorp SA (b)	252,031
65,700	Tim Participacoes SA	240,852
11,400	Ultrapar Participacoes SA	272,157
		4,059,626

	Canada - 7.22%
33,000	Alamos Gold, Inc. (b)	399,753
21,300	Alimentation Couche Tard, Inc. (b)	1,263,782
39,600	Canadian Natural Resources Ltd. (b)	1,116,421
11,300	Canadian Pacific Railway Ltd. (b)	1,370,247
38,800	Cenovus Energy, Inc. (b)	1,106,780
11,000	Dollarama, Inc. (b)	769,906
74,920	Eldorado Gold Corp. (b)	463,753
11,000	Franco Nevada Corp.	393,791
19,400	Goldcorp, Inc. (b)	481,818
9,600	Keyera Corp (b)	516,284
14,900	Magna International, Inc. (b)	1,060,582
74,200	Manulife Financial Corp. (b)	1,187,398
16,900	National Bank Of Canada (b)	1,205,834
10,600	Open Text Corp. (b)	724,674
13,900	Peyto Exploration & Development Corp. (b)	401,788
13,800	Research In Motion Ltd. (b)	145,387
38,400	Royal Bank Of Canada (b)	2,237,475
32,500	Sun Life Financial, Inc. (b)	962,608
50,900	Suncor Energy, Inc. (b)	1,500,333
50,900	Talisman Energy, Inc. (b)	580,774
25,800	Toronto-Dominion Bank (b)	2,072,194
11,500	Tourmaline Oil Corp. (b)	460,678
18,300	Valeant Pharmaceuticals International, Inc. (b)	1,577,868
		22,000,128

	Cayman Islands - 1.40%
183,000	Lifestyle International Holdings Ltd.	381,955
225,000	Sands China Ltd.	1,051,441
616,000	Sino Biophamaceutical	397,937
44,900	Tencent Holdings Ltd.	1,753,221
42,000	TPK Holding Co. Ltd.	668,127
		4,252,681

	Chile - 0.22%
500,900	Aguas Andinas SA	356,807
5,147,500	Banco Santander Chile	316,621
		673,428

	China - 2.30%
1,312,000	Bank of China Ltd.	537,480
1,993,000	China Construction Bank Corp.	1,400,518
508,000	China National Building Material Co. Ltd.	451,912
412,000	China Oilfield Services Ltd.	801,293
203,400	China Pacific Insurance Group Co. Ltd.	644,835
1,001,000	China Petroleum & Chemical Corp.	700,464
365,500	China Railway Construction Corp. Ltd.	316,071
158,500	Great Wall Motor Co. Ltd.	678,331
642,000	Guangshen Railway Co. Ltd.	257,632
180,000	Kingsoft Corp. Ltd.	296,000
584,000	Petrochina Co.	633,264
200,000	Want Want China Holdings Ltd.	280,329
		6,998,129

	Colombia - 0.06%
12,610	Bancolombia SA	173,235

	Czech Republic - 0.22%
3,650	Komercni Banka AS	677,569

	Denmark - 1.37%
96	A.P. Moller - Maersk Group	686,747
16,752	Novo Nordisk A/S	2,604,307
110,500	TDC A/S	895,555
		4,186,609

	Finland - 0.33%
71,400	Nokia OYJ	266,174
19,300	Sampo OYJ	751,535
		1,017,709

	France - 7.18%
12,461	Alstom SA	408,766
8,500	Arkema SA	779,151
4,635	AtoS	344,463
25,503	BNP Paribas SA	1,396,156
32,082	Carrefour SA	881,181
2,625	Christian Dior SA	424,075
14,700	Legrand SA	681,565
2,900	L’Oreal SA	476,712
7,486	LVMH Moet Hennessy Louis Vuitton SA	1,215,379
4,900	Pernod-Ricard SA	543,868
5,150	PPR SA	1,047,954
6,200	Publicis Groupe SA	441,556
13,000	Renault SA	875,643
19,130	Safran SA	998,703
43,540	Sanofi-Aventis SA	4,501,166
19,645	Schneider Electric SA	1,426,744
7,428	Societe Generale SA	255,637
2,900	Sodexo	241,585
7,400	Technip SA	752,075
36,665	Total SA	1,790,826
15,080	Vinci SA	756,417
85,843	Vivendi SA	1,626,855
		21,866,477

	Germany - 5.84%
6,500	Adidas AG	702,639
15,034	Allianz SE	2,194,371
7,588	BASF SE	676,797
26,417	Bayer AG	2,812,619
7,171	Beiersdorf AG	624,655
3,500	Brenntag AG	531,971
8,979	Daimler AG	542,049
5,300	Fresenius SE & Co. KGaA	652,324
19,929	GEA Group AG	705,627
9,832	HeidelbergCement AG	658,749
6,677	Henkel AG & Co. KGaA	522,940
32,900	Infineon Technologies AG	275,402
14,921	Lanxess AG	898,571
7,507	Linde AG	1,398,903
27,427	SAP AG	2,002,792
42,400	Sky Deutschland AG (b)	294,502
18,600	ThyssenKrupp AG	364,601
9,629	Volkswagen AG	1,944,890
		17,804,402

	Hong Kong - 3.64%
374,000	AIA Group Ltd.	1,575,662
70,500	BOC Hong Kong Holdings Ltd.	215,666
158,000	Cathay Pacific Airways Ltd.	274,944
85,500	China Mobile Ltd.	885,511
308,000	China Resources Land Ltd.	836,789
158,000	China Resources Power Holdings Co. Ltd.	377,515
303,000	CNOOC Ltd.	507,500
135,000	COSCO Pacific Ltd.	173,998
165,000	Galaxy Entertainment Group Ltd. (b)	801,477
42,000	Hengan International Group Co. Ltd.	456,334
70,000	Hongkong Land Holdings Ltd.	479,287
79,000	Hysan Development Co. Ltd.	341,054
964,000	Industrial & Commercial Bank of China	604,170
196,000	Kunlun Energy Co. Ltd.	346,000
102,500	KWG Property Holding Ltd.	53,273
416,000	Noble Group Ltd.	316,383
50,500	Orient Overseas International Ltd.	323,482
636,000	Skyworth Digital Holdings Ltd.	319,250
100,000	Sun Hung Kai Properties Ltd.	1,284,204
28,000	Swire Pacific Ltd.	337,352
51,000	Wheelock & Co. Ltd.	254,457
36,493	Wing Hang Bank Ltd.	326,404
		11,090,712

	Indonesia - 0.64%
1,027,000	Bank Rakyat Indonesia Persero Tbk PT	797,362
80,500	PT Gudang Garam Tbk	409,275
394,500	Telekomunikasi Indonesia Persero Tbk PT	439,338
597,500	Tower Bersama Infrastructure Tbk PT (b)	312,018
		1,957,993

	Ireland - 0.09%
32,560	James Hardie Industries Plc	279,591

	Italy - 0.60%
352,417	Enel S.p.A.	1,105,867
73,800	Finmeccanica S.p.A. (b)	369,217
66,421	Mediobanca S.p.A.	345,439
		1,820,523

	Japan - 15.52%
8,000	AEON Financial Service Co. Ltd.	226,619
14,100	Aeon Mall Co. Ltd.	349,792
32,000	Ajinomoto Co., Inc.	469,416
72,000	Asahi Glass Co. Ltd.	466,689
62,000	Asahi Kasei Corp.	409,084
19,800	Astellas Pharma, Inc.	1,075,617
27,000	Bridgestone Corp.	920,706
12,400	Credit Saison Co.	311,576
12,000	Daiichi Sankyo Co. Ltd.	199,978
7,200	Daikin Industries Ltd.	291,023
5,300	Daito Trust Construction Co. Ltd.	499,365
8,000	Dentsu, Inc.	276,757
5,900	Don Quijote Co. Ltd.	286,412
14,800	East Japan Railway Co.	1,151,922
36,000	Fuji Heavy Industries Ltd.	888,992
9,300	Hitachi High-Technologies Corp.	224,276
154,000	Hitachi Ltd.	986,755
35,900	Honda Motor Co. Ltd.	1,333,664
108	Inpex Corp.	448,870
42,100	ITOCHU Corp.	486,840
3,000	Japan Airlines Co. Ltd.	154,442
47,700	Japan Tobacco, Inc.	1,683,693
17,600	JFE Holdings, Inc.	385,580
29,900	JS Group Corp.	728,086
12,000	JSR Corp.	242,804
31,800	JTEKT Corporation	356,442

70,500	JX Holdings, Inc.	340,403
99,000	Kawasaki Heavy Industries, Ltd.	303,830
18,400	KDDI Corp.	958,152
8,700	Komatsu Ltd.	200,378
21,000	Kubota Corp.	305,621
4,000	Kyocera Corp.	406,983
8,100	Makita Corp.	435,475
106,000	Mitsubishi Electric Corp.	990,475
35,000	Mitsubishi Gas Chemical Co., Inc.	256,606
239,900	Mitsubishi UFJ Financial Group, Inc.	1,481,591
83,100	Mitsubishi UFJ Lease & Finance Co. Ltd.	394,271
16,000	Mitsui Fudosan Co. Ltd.	470,401
32,800	MS&AD Insurance Group Holdings	830,830
8,900	Murata Manufacturing Co. Ltd.	676,978
113,000	Nippon Steel & Sumitomo Metal Corp.	304,450
90,800	Nissan Motor Co.	910,053
5,250	Nitori Holdings Co. Ltd.	422,673
14,000	Nitto Denko Corp.	897,899
31,200	Nomura Holdings, Inc.	229,656
9,700	Olympus Corp.	294,758
7,100	OMRON Corp.	211,672
109,600	ORIX Corp.	1,495,681
67,800	Rakuten, Inc.	801,734
23,000	Rohto Pharmaceutical Co. Ltd.	326,305
4,500	Santen Pharmaceutical Co. Ltd.	194,737
27,800	Sega Sammy Holdings, Inc.	696,616
29,900	Seven & I Holdings Co. Ltd.	1,095,038
10,100	Shin-Etsu Chemical Co. Ltd.	668,471
19,700	Shinko Electric Industries Co. Ltd.	231,419
381,000	Shinsei Bank	865,194
12,700	Shionogi & Co. Ltd.	264,838
37,500	Softbank Corp.	2,182,873
62,700	Sumitomo Electric Industries Ltd.	746,384
50,500	Sumitomo Mitsui Financial Group, Inc.	2,311,539
173,000	Sumitomo Mitsui Trust Holdings, Inc.	807,193
15,600	Sumitomo Rubber Industries Ltd.	254,656
15,200	Suzuki Motor Corp.	350,365
104,200	The Kansai Electric Power Co., Inc.	1,426,322
11,700	Tokio Marine Holdings, Inc.	369,193
3,300	Tokyo Electron Ltd.	166,846
36,000	Tokyo Tatemono Co.	299,558
62,000	Toray Industries, Inc.	400,622
135,000	Toshiba Corp.	647,133
55,700	Toyota Motor Corp.	3,359,704
13,000	West Japan Railway Co.	551,334
1,224	Yahoo Japan Corp.	602,716
		47,295,026

	Jersey - 0.50%
12,550	Wolseley Plc	579,055
55,864	WPP Plc	954,879
		1,533,934

	Luxembourg - 0.11%
3,900	RTL Group SA	320,743

	Malaysia - 0.44%
205,600	CIMB Group Holdings Bhd	535,965
267,300	DiGi.Com Bhd	402,013
277,400	Gamuda Bhd	415,608
		1,353,586

	Mexico - 1.07%
217,200	Alfa SAB de CV	522,321
33,800	Alsea SAB de CV	80,447
484,600	America Movil SAB de CV	527,331
211,400	Cemex SAB de CV (b)	224,167
70,700	Fomento Economico Mexicano SAB de CV	732,238
17,400	Fresnillo Plc	234,916
124,900	Grupo Mexico SAB de CV	361,472
136,400	Mexichem SAB de CV	565,603
		3,248,495

	Netherlands - 2.26%
163,000	AEGON NV	1,093,571
10,432	ASML Holding NV	823,506
34,683	Koninklijke Ahold NV	515,836
8,900	Koninklijke DSM NV	580,218
44,922	Koninklijke Philips Electronics NV	1,224,617
19,200	Randstad Holding NV	789,276
47,549	Unilever NV	1,871,724
		6,898,748

	Nigeria - 0.03%
13,495	Guaranty Trust Bank Plc - ADR (b)	90,869

	Norway - 0.75%
20,580	Aker Solutions ASA	280,958
80,200	DNB ASA	1,163,434
41,520	Telenor ASA	824,713
		2,269,105

	Philippines - 0.39%
1,462,700	Alliance Global Group, Inc.	786,374
115,660	Security Bank Corp.	404,437
		1,190,811

	Republic of Korea - 3.38%
10,523	Daelim Industrial	793,204
18,130	DGB Financial Group, Inc.	246,419
13,300	Hana Financial Group, Inc.	384,790
18,380	Hynix Semiconductor, Inc. (b)	498,882
11,008	Hyundai Motor Co.	2,159,006
8,900	KB Financial Group, Inc.	263,953
17,490	Korea Electric Power Corp. (b)	402,288
46,703	Korean Reinsurance Co.	427,797
2,676	LG Chemical Ltd.	589,302
920	LG Household & Health Care Ltd.	448,128
515	Orion Corp.	429,110
2,644	POSCO	689,175
2,264	Samsung Electronics Co. Ltd.	2,646,218
10,660	Samsung Heavy Industries Co. Ltd.	331,704
		10,309,976

	Russian Federation - 1.53%
18,090	Eurasia Drilling Co. Ltd.	672,785
41,805	Gazprom OAO - ADR (b)	262,152
15,840	Lukoil OAO	946,440
2,190	Magnit OJSC	492,750
6,900	MegaFon OAO	216,127
25,860	Mobile TeleSystems OJSC - ADR (a)	489,789
440,370	Sberbank of Russia (b)	1,231,485
356,540	Surgutneftegas OAO - ADR (b)	336,930
		4,648,458

	Singapore - 1.26%
230,000	Global Logistic Properties Ltd.	497,506
10,000	Sembcorp Industries Ltd.	39,053
516,000	Singapore Telecommunications Ltd.	1,528,297
88,581	United Overseas Bank Ltd.	1,383,291
73,000	UOL Group Ltd.	385,907
		3,834,054

	South Africa - 1.49%
16,460	AngloGold Ashanti Ltd.	235,302
42,700	AVI Ltd.	257,196
12,700	Bidvest Group Ltd.	314,654
20,200	Discovery Ltd.	171,737
16,500	MTN Group Ltd.	306,890
303,000	Nampak Ltd.	1,007,858
11,990	Naspers Ltd.	885,002
214,300	Netcare Ltd.	499,241
42,300	Standard Bank Group Ltd.	476,667
57,600	Woolworths Holdings Ltd.	375,446
		4,529,993

	Spain - 0.95%
23,600	Amadeus IT Holding SA	755,318
26,140	Enagas SA	646,075
24,877	Grifols SA - ADR (a)	708,497
37,012	Repsol YPF SA	781,133
		2,891,023

	Sweden - 2.48%
21,000	Assa Abloy AB	820,717
13,000	Atlas Copco AB	313,324
44,300	H & M Hennes & Mauritz AB	1,457,531
117,800	Nordea Bank AB	1,315,504
55,000	Sandvik AB	656,883
11,500	SKF AB - B Shares	269,412
37,400	Svenska Cellulosa AB	937,945
9,700	Svenska Handelsbanken AB	388,625
40,600	Swedbank AB	929,925
35,100	Volvo AB	468,391
		7,558,257

	Switzerland - 5.73%
6,718	Cie Financiere Richemont SA	592,449
49,503	Credit Suisse Group AG	1,310,546
55,716	Nestle SA	3,656,106
1,579	Partners Group Holding AG	427,402
9,526	Roche Holding AG	2,364,328
3,666	Schindler Holding AG	510,081
8,020	Swiss Re AG	596,695
2,152	Swisscom AG	942,083
2,070	Syngenta AG	807,215
1,924	The Swatch Group AG	1,050,964
15,445	Transocean Ltd. (b)	741,623
183,111	UBS AG	3,108,097
5,187	Zurich Financial Services AG	1,344,518
		17,452,107

	Taiwan - 1.78%
62,000	Casetek Holdings Ltd. (b)	318,358
596,000	Cathay Financial Holding Co. Ltd.	809,984
208,000	Chipbond Technology Corp.	506,137
326,000	Far EasTone Telecommunications Co. Ltd.	873,715
17,000	Mediatek, Inc.	195,986
751,000	Taiwan Semiconductor Manufacturing Co. Ltd.	2,718,692
		5,422,872

	Thailand - 0.86%
68,700	Bangkok Bank PCL	457,563
82,400	Bangkok Dusit Medical Services PCL	416,280
307,500	CP ALL PCL	385,207
185,700	Kasikornbank PCL	1,164,146
37,600	PTT Exploration & Production PCL	191,245
		2,614,441

	Turkey - 0.68%
76,811	Aygaz AS	352,675
18,400	Coca-Cola Icecek AS	529,024
14,400	Tupras Turkiye Petroleum Rafinerileri AS	351,620
46,000	Turk Hava Yollari Anonim Ortakligi	178,723
78,900	Turkiye Halk Bankasi AS	668,519
		2,080,561

	United Kingdom - 14.27%
60,100	African Minerals Ltd. (b)	173,082
7,800	Aggreko PLC	194,958
43,600	Amarin Corp. - ADR (a)(b)	252,880
11,200	Associated British Foods Plc	295,459
567,364	Barclays Plc	2,416,273
78,533	BG Group Plc	1,334,602
31,168	BHP Billiton Plc	794,721
185,846	BP Plc	1,289,769
53,490	British American Tobacco Plc	2,743,496
406,900	BT Group Plc	1,910,306
15,000	Bunzl Plc	292,563
22,400	Capita Plc	329,260
185,201	Centrica Plc	1,013,002
4,800	Croda International Plc	181,010
36,800	Experian Plc	639,579
100,333	GlaxoSmithKline Plc	2,507,962
25,157	Hikma Pharmaceuticals Plc	364,061
329,022	HSBC Holdings Plc	3,406,105
33,200	IMI Plc	625,774
41,868	Imperial Tobacco Group Plc	1,451,765
12,000	Intercontinental Hotels Group Plc	329,789
256,800	ITV Plc	547,515
15,916	Johnson Matthey Plc	635,918
111,500	Kingfisher Plc	581,344
286,669	Legal & General Group Plc	747,165
972,900	Lloyds Banking Group Plc (b)	934,294
48,700	Meggitt Plc	383,694
3,800	Next Plc	263,228
48,613	Prudential Plc	793,504
18,300	Reckitt Benckiser Group Plc	1,294,486
41,400	Rio Tinto Plc	1,683,705
53,900	Rolls-Royce Holdings Plc (b)	928,077
133,978	Royal Dutch Shell Plc, Class A	4,279,820
7,394	Royal Dutch Shell Plc, Class B	244,883
31,889	SABMiller Plc	1,528,875
67,588	Sage Group Plc	349,312
41,244	Serco Group Plc	387,864
55,400	SSE Plc	1,282,937
62,179	Standard Chartered Plc	1,349,938
18,440	Unilever Plc	746,496
415,178	Vodafone Group Plc	1,189,773
10,857	Whitbread Plc	505,067
39,008	William Hill Plc	261,584
		43,465,895
	Total Common Stocks (Cost $268,334,486)	289,779,797

	INVESTMENT COMPANIES - 1.40%

	India - 1.40%
257,800	PowerShares India Portfolio (a)	4,271,746
	Total Investment Companies (Cost $5,495,977)	4,271,746

	PREFERRED STOCKS - 1.33%

	Brazil - 1.28%
43,870	Banco Bradesco SA	566,229
30,400	Cia de Bebidas das Americas	1,134,474
76,890	Itau Unibanco Holding SA	993,107
57,700	Petroleo Brasileiro SA	419,688
64,300	Vale SA	779,490
		3,892,988
	Colombia - 0.05%
2,378	Bancolombia SA	134,357

	United Kingdom - 0.00%
6,568,800	Rolls-Royce Holdings Plc (b)	9,991
	Total Preferred Stocks (Cost $5,644,055)	4,037,336

	REAL ESTATE INVESTMENT TRUSTS - 0.48%

	France - 0.26%
3,400	Unibail-Rodamco SE	791,873

	Hong Kong - 0.09%
184,000	CIMC Enric Holdings Ltd.	284,290

	United Kingdom - 0.13%
44,403	British Land Co. Plc	382,516
	Total Real Estate Investment Trusts (Cost $1,447,064)	1,458,679

	RIGHTS - 0.00%

	France - 0.00%
5,150	Groupe FNAC SA	13,427
	Total Rights (Cost $12,654)	13,427

	SHORT TERM INVESTMENTS - 0.94%

	Money Market Funds - 0.94%
2,875,433	Federated Prime Obligations Fund	2,875,433
	Total Short Term Investments (Cost $2,875,433)	2,875,433

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.30%

	Money Market Funds - 0.30%
898,784	First American Government Obligations Fund	898,784
5,588	Reserve Primary Fund (c)	216

	Total Investments Purchased as Securities Lending Collateral (Cost $903,607)	899,000

	Total Investments (Cost $284,713,276) - 99.56%	303,335,418
	Other Assets in Excess of Liabilities - 0.44%	1,353,880
	TOTAL NET ASSETS - 100.00%	$304,689,298

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	As of June 30, 2013, the Fund has fair valued this security and deemed it illiquid. The value of this security was $216, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Cost of investments	$284,713,276
Gross unrealized appreciation	42,216,975
Gross unrealized depreciation	(23,594,833)
Net unrealized appreciation	$18,622,142

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM Opportunistic Equity Fund

Schedule of Investments

June 30, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 96.51%

	Aerospace & Defense - 4.34%
8,600	BE Aerospace, Inc. (b)	$542,488
6,570	General Dynamics Corp.	514,628
17,670	Hexcel Corp. (b)	601,664
4,130	Lockheed Martin Corp.	447,940
7,920	Raytheon Co.	523,670
36,225	United Technologies Corp.	3,366,751
		5,997,141

	Air Freight & Logistics - 1.52%
36,850	Hub Group, Inc. (b)	1,342,077
8,780	United Parcel Service, Inc.	759,294
		2,101,371

	Airlines - 1.39%
149,120	Southwest Airlines Co.	1,922,157

	Auto Components - 0.29%
4,690	BorgWarner, Inc. (b)	404,043

	Beverages - 2.57%
16,365	Dr. Pepper Snapple Group, Inc.	751,644
10,060	Molson Coors Brewing Co.	481,472
23,725	PepsiCo., Inc.	1,940,468
9,530	The Coca-Cola Co.	382,248
		3,555,832

	Biotechnology - 1.63%
14,500	Celgene Corp. (b)	1,695,195
11,270	Medivation, Inc. (b)	554,484
		2,249,679

	Capital Markets - 3.28%
8,330	Ameriprise Financial, Inc.	673,730
2,185	BlackRock, Inc.	561,217
189,925	Fortress Investment Group LLC - Class A	1,245,908
83,750	Morgan Stanley	2,046,013
		4,526,868

	Chemicals - 1.38%
6,000	Eastman Chemical Co.	420,060
3,645	Innophos Holdings, Inc.	171,935
7,800	Monsanto Co.	770,640
3,730	PPG Industries, Inc.	546,109
		1,908,744

	Commercial Banks - 2.58%
10,650	PNC Financial Services Group, Inc.	776,598
70,190	Popular, Inc. (b)	2,128,863
18,190	U.S. Bancorp (a)	657,568
		3,563,029

	Commercial Services & Supplies - 1.17%
9,710	ABM Industries, Inc.	237,992
16,450	Iron Mountain, Inc.	437,735
15,080	Republic Services, Inc.	511,815
12,725	The Geo Group, Inc.	432,014
		1,619,556

	Communications Equipment - 2.25%
59,785	Cisco Systems, Inc.	1,453,373
57,935	Juniper Networks, Inc. (b)	1,118,725
8,880	Qualcomm, Inc.	542,391
		3,114,489

	Computers & Peripherals - 3.99%
8,566	Apple, Inc.	3,392,821
11,125	International Business Machines Corp.	2,126,099
		5,518,920

	Containers & Packaging - 0.33%
11,680	Bemis, Inc. (a)	457,155

	Distributors - 0.28%
4,950	Genuine Parts Co.	386,447

	Diversified Consumer Services - 0.17%
9,710	Hillenbrand, Inc.	230,224

	Diversified Financial Services - 2.23%
26,165	Citigroup, Inc.	1,255,135
9,305	CME Group, Inc.	706,994
21,145	JPMorgan Chase & Co.	1,116,244
		3,078,373

	Diversified Telecommunication Services - 0.39%
10,700	Verizon Communications, Inc.	538,638

	Electrical Equipment - 0.39%
9,880	Emerson Electric Co.	538,855

	Electronic Equipment & Instruments - 0.40%
38,510	Corning, Inc.	547,997

	Energy Equipment & Services - 0.95%
10,100	Halliburton Co. (a)	421,372
8,430	National-Oilwell Varco, Inc.	580,827
22,340	Weatherford International Ltd. (b)	306,058
		1,308,257

	Food & Staples Retailing - 2.39%
7,330	Costco Wholesale Corp.	810,478
21,470	SYSCO Corp.	733,415
18,390	Walgreen Co.	812,838
6,480	Wal-Mart Stores, Inc.	482,695
9,070	Whole Foods Market, Inc.	466,924
		3,306,350

	Food Products - 5.57%
19,640	B&G Foods, Inc.	668,742
78,335	ConAgra Foods, Inc.	2,736,242
37,590	General Mills, Inc.	1,824,243
9,300	Hershey Co.	830,304
12,033	Kraft Foods Group, Inc.	672,284
26,770	Mondelez International, Inc. - Class A	763,748
12,230	WhiteWave Foods Co. (a)(b)	198,737
		7,694,300

	Gas Utilities - 0.61%
3,840	AmeriGas Partners, L.P. (a)	189,811
11,250	National Fuel Gas Co.	651,938
		841,749

	Health Care Equipment & Supplies - 7.02%
22,900	Arthrocare Corp. (b)	790,737
37,360	Baxter International, Inc.	2,587,927
5,110	Becton, Dickinson & Co.	505,021
293,770	Boston Scientific Corp. (b)	2,723,248
45,890	Medtronic, Inc.	2,361,958
6,170	The Cooper Companies, Inc.	734,539
		9,703,430

	Health Care Providers & Services - 1.41%
17,980	Owens & Minor, Inc.	608,263
20,380	UnitedHealth Group, Inc.	1,334,483
		1,942,746

	Hotels, Restaurants & Leisure - 1.13%
6,080	Bob Evans Farms, Inc.	285,638
11,100	Darden Restaurants, Inc.	560,328
11,000	Starbucks Corp.	720,390
		1,566,356

	Household Durables - 0.29%
12,070	Toll Brothers, Inc. (b)	393,844

	Household Products - 0.90%
7,630	Kimberly-Clark Corp.	741,178
6,570	Procter & Gamble Co.	505,824
		1,247,002

	Industrial Conglomerates - 1.17%
14,785	3M Co.	1,616,740
	Insurance - 5.78%
57,125	American International Group, Inc. (b)	2,553,488
19,800	Endurance Specialty Holdings Ltd.	1,018,710
6,820	PartnerRe Ltd.	617,619
33,505	Prudential Financial, Inc.	2,446,870
33,215	Willis Group Holdings Plc	1,354,508
		7,991,195

	Internet & Catalog Retail - 0.90%
1,970	Amazon.com, Inc. (b)	547,049
835	Priceline.com, Inc. (b)	690,654
		1,237,703

	Internet Software & Services - 1.71%
1,670	Google, Inc. (b)	1,470,218
11,780	J2 Global, Inc. (a)	500,768
2,230	LinkedIn Corp. (b)	397,609
		2,368,595

	IT Services - 2.29%
5,800	Alliance Data Systems Corp. (b)	1,049,974
1,600	Cognizant Technology Solutions Corp. (b)	100,176
10,310	Paychex, Inc.	376,521
36,985	The Western Union Co.	632,813
5,470	Visa, Inc.	999,643
		3,159,127

	Leisure Equipment & Products - 0.53%
16,195	Hasbro, Inc. (a)	726,022

	Life Sciences Tools & Services - 0.63%
10,300	Thermo Fisher Scientific, Inc.	871,689

	Machinery - 2.41%
10,600	Danaher Corp.	670,980
17,855	Dover Corp.	1,386,619
10,845	Parker Hannifin Corp.	1,034,613
13,900	Titan International, Inc.	234,493
		3,326,705

	Media - 1.60%
19,070	Gannett Co., Inc.	466,452
5,870	Liberty Global Plc - Class A (b)	434,850
10,500	The Walt Disney Co.	663,075
19,860	Thomson Reuters Corp.	646,840
		2,211,217

	Metals & Mining - 0.34%
10,820	Nucor Corp.	468,722

	Multiline Retail - 1.06%
15,770	Kohl’s Corp.	796,543
9,800	Target Corp.	674,828
		1,471,371

	Multi-Utilities - 0.18%
9,380	Avista Corp.	253,448

	Oil & Gas - 7.20%
26,545	Apache Corp.	2,225,267
18,910	BreitBurn Energy Partners L.P.	345,107
5,890	Chevron Corp.	697,023
26,770	Cimarex Energy Co.	1,739,782
14,400	Consol Energy, Inc.	390,240
5,320	Devon Energy Corp.	276,002
28,550	Occidental Petroleum Corp.	2,547,517
10,930	Tesoro Corp.	571,858
14,230	Valero Energy Corp.	494,777
12,705	Williams Partners L.P. (a)	655,578
		9,943,151

	Paper & Forest Products - 0.40%
12,570	International Paper Co.	556,977

	Pharmaceuticals - 6.28%
6,370	Actavis, Inc. (b)	804,021
18,000	Bristol Myers Squibb Co.	804,420
51,140	Forest Labs, Inc. (b)	2,096,740
7,320	Johnson & Johnson	628,495
13,270	Merck & Co., Inc.	616,392
66,935	Pfizer, Inc.	1,874,849
93,000	Warner Chilcott Plc	1,848,840
		8,673,757

	Real Estate - 0.51%
30,100	CBRE Group, Inc. (b)	703,136

	Road & Rail - 1.32%
5,630	J.B. Hunt Transport Services, Inc.	406,711
19,460	Norfolk Southern Corp.	1,413,769
		1,820,480

	Semiconductor & Semiconductor Equipment - 0.73%
41,560	Intel Corp.	1,006,583

	Software - 3.89%
19,535	CA, Inc.	559,287
7,770	Citrix Systems, Inc. (b)	468,764
82,095	Microsoft Corp.	2,834,740
22,700	Nuance Communications, Inc. (a)(b)	417,226
10,930	Red Hat, Inc. (b)	522,673
14,970	Salesforce.com, Inc. (b)	571,555
		5,374,245

	Specialty Retail - 3.96%
48,105	Aarons, Inc.	1,347,421
10,100	Home Depot, Inc.	782,447
7,170	Signet Jewelers Limited	483,473
41,300	Staples, Inc. (a)	655,018
25,945	The TJX Companies, Inc.	1,298,807
16,100	Williams Sonoma, Inc. (a)	899,829
		5,466,995

	Textiles, Apparel & Luxury Goods - 1.64%
9,080	Coach, Inc.	518,377
9,040	VF Corp.	1,745,263
		2,263,640

	Trading Companies & Distributors - 0.45%
6,275	Aircastle Ltd.	100,337
7,700	Wesco International, Inc. (a)(b)	523,292
		623,629

	Wireless Telecommunication Services - 0.68%
32,600	Vodafone Group Plc - ADR	936,924
	Total Common Stocks (Cost $110,898,760)	133,335,603

	PREFERRED STOCKS - 0.29%

	Diversified Telecommunicaiton Services - 0.29%
17,550	Telefonica Brasil SA	400,491
	Total Preferred Stocks (Cost $447,557)	400,491

	REAL ESTATE INVESTMENT TRUSTS - 1.15%

	Real Estate Investment Trusts - 1.15%
140,530	iStar Financial, Inc. (a)(b)	1,586,584
	Total Real Estate Investment Trusts (Cost $1,029,179)	1,586,584

	SHORT TERM INVESTMENTS - 2.70%

	Money Market Funds - 2.70%
3,730,450	Federated Prime Obligations Fund	3,730,450
	Total Short Term Investments (Cost $3,730,450)	3,730,450

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 2.56%

	Money Market Funds - 2.56%
3,533,739	First American Government Obligations Fund	3,533,739

	Total Investments Purchased as Securities Lending Collateral (Cost $3,533,739)	3,533,739

	Total Investments (Cost $119,639,685) - 103.21%	142,586,867
	Liabilities in Excess of Other Assets - (3.21)%	(4,430,286)
	TOTAL NET ASSETS - 100.00%	$138,156,581

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Cost of investments	$119,639,685
Gross unrealized appreciation	24,130,449
Gross unrealized depreciation	(1,183,267)
Net unrealized appreciation	$22,947,182

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM Core Fixed Income Fund

Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 4.88%
161,748	Accredited Mortgage Loan Trust Series 2005-3, 0.430%, 09/25/2035 (d)	$158,906
	Ally Master Owner Trust
255,000	Series 2013-1, 1.000%, 02/15/2018	252,858
420,000	Series 2013-2, 0.641%, 04/15/2018 (d)	418,184
535,000	Series 2012-5, 1.540%, 09/15/2019	524,580
	American Credit Acceptance Receivables Trust
533,891	Series 2012-3, 1.640%, 11/15/2016 (Acquired 11/27/2012, Cost $533,871) (b)	533,280
333,346	Series 2013-1A, 1.450%, 04/16/2018 (Acquired 03/20/2013, Cost $333,319) (b)	332,784
315,000	AmeriCredit Automobile Receivables Trust Series 2012-5, 1.120%, 11/08/2017	313,047
500,000	Apidos CDO Series 2013-12A, 1.373%, 04/15/2025 (b)(d)	501,244
214,857	ARI Fleet Lease Trust Series 2012-B, 0.491%, 01/15/2021 (Acquired 10/16/2012, Cost $214,857) (b)(d)	214,515
500,000	Atrium IX Series 9-A, 1.757%, 02/28/2024 (Acquired 01/24/2013, Cost $500,000) (b)(d)	500,491
500,000	Atrium X Series 10-A, 1.396%, 07/16/2025 (b)	499,250
825,000	Babson CLO Ltd. Series 2013-IA, 1.312%, 04/20/2025 (Acquired 05/03/2013, Cost $825,000) (b)(d)	809,180
80,933	CarFinance Capital LLC Series 2013-1A, 1.650%, 07/17/2017 (Acquired 05/21/2013, Cost $80,931) (b)	80,695
555,000	Carlyle Global Market Strategies Series 2013-3A, 1.390%, 07/15/2025 (b)(d)	553,835
365,000	CIFC Funding Ltd. Series 2013-1A, 1.432%, 04/16/2025 (Acqired 02/22/2013, Cost $365,000) (b)(d)	365,361
	CNH Equipment Trust
130,145	Series 2010-C, 1.170%, 05/15/2015	130,227
740,000	Series 2011-A, 2.040%, 10/17/2016	751,765
1,185,000	Series 2012-A, 0.940%, 05/15/2017 (d)	1,187,642
69,151	Conseco Finance Securitizations Corp. Series 2000-4, 8.310%, 05/01/2032	51,991
58,659	Countrywide Asset-Backed Certificates Series 2005-4, 4.456%, 10/25/2035 (d)	58,874
242,162	CPS Auto Receivables Trust Series 2013-A, 1.310%, 06/15/2020 (Acquired 03/12/2013, Cost $242,130) (b)	241,293
	CPS Auto Trust
121,036	Series 2012-C, 1.820%, 12/16/2019 (Acquired 09/11/2012, Cost $121,032) (b)	121,642
191,346	Series 2012-D, 1.480%, 03/16/2020 (Acquired 12/07/2012, Cost $191,323) (b)	191,402
710,000	Series 2013-B, 1.820%, 09/15/2020 (Acquired 06/13/2013, Cost $709,987) (b)	708,246
	Credit Acceptance Auto Loan Trust
265,000	Series 2011-1B, 3.960%, 09/15/2019 (Acquired 02/07/2013, Cost $274,320) (b)	272,302
356,000	Series 2012-2, 1.520%, 03/16/2020 (Acquired 09/11/2012, Cost $355,938) (b)	356,889
425,000	Dryden XXVI Senior Loan Fund Series 2013-26A, 1.368%, 07/15/2025 (Acquired 02/20/2013, Cost $425,000) (b)(d)	422,190
162,120	Education Funding Capital Trust I Series 2004-1, 0.433%, 12/15/2022 (d)	161,347
215,000	Enterprise Fleet Financing LLC Series 2012-1, 1.410%, 11/20/2017 (Acquired 11/02/2012, Cost $216,661) (b)	215,565
475,000	First Investors Auto Owner Trust Series 2013-2A, 1.230%, 03/15/2019 (b)	473,201
650,000	Ford Credit Auto Lease Trust Series 2013-A, 0.600%, 03/15/2016	643,068
100,000	GCO Education Loan Funding Trust Series 2006-1, 0.503%, 05/25/2036 (d)	87,098
	HLSS Servicer Advance Receivables Backed Note
285,000	Series 2013-T3, 1.793%, 05/15/2017 (Acquired 05/17/2013, Cost $284,999) (b)	281,519
265,000	Series 2013-T1, 1.495%, 01/16/2046 (Acquired 01/16/2013, Cost $265,845) (b)	261,788
175,000	Series 2013-T1, 2.289%, 01/15/2048 (Acquired 01/16/2013, Cost $175,000) (b)(d)	170,848
528,508	Morgan Stanley Series 2003-N, 1.210%, 10/25/2033 (d)	480,331
1,440,000	Nissan Auto Lease Trust Series 2012-B, 0.580%, 11/16/2015	1,435,157
70,326	Northstar Education Finance, Inc. Series 2005-1, 0.364%, 10/28/2026 (d)	70,235
280,000	Oak Hill Credit Partners VIII Ltd. Series 2013-8A, 1.395%, 04/20/2025 (Acquired 04/17/2013, Cost $280,000) (b)(d)	278,675
410,000	Octagon Investment Partners XVI Ltd. Series 2013-1A, 1.392%, 07/17/2025 (Acquired 05/15/2013, Cost $409,344) (b)(d)	409,344
220,000	Prestige Auto Receivables Trust Series 2013-1A, 1.330%, 05/15/2019 (Acquired 04/03/2013, Cost $219,948) (b)	217,761
695,000	Race Point VIII CLO Ltd. Series 2013-8, 1.524%, 02/20/2025 (Acquired 02/06/2013, Cost $695,000) (b)(d)	696,487
142,468	Residential Asset Mortgage Products, Inc. Series 2004-R, 0.670%, 03/25/2034 (d)	129,968
125,962	Santander Consumer Acquired Receivables Trust Series 2011-WO, 1.740%, 01/15/2015 (Acquired 11/20/2012, Cost $126,273) (b)	126,058
290,000	Santander Drive Auto Receivables Trust Series 2012-5, 1.560%, 08/15/2018	292,444
151,302	SNAAC Auto Receivables Trust Series 2013-1A, 1.140%, 10/15/2015 (Acquired 04/02/2013, Cost $151,297) (b)	151,089
131,049	U.S. Education Loan Trust, LLC Series 2006-1, 0.405%, 03/01/2025 (Acquired 08/06/2010, Cost $128,100) (b)(d)	129,873
1,310,000	Volkswagen Auto Lease Trust Series 2012-A, 0.870%, 07/20/2015	1,312,586
132,863	Westlake Automobile Receivables Trust Series 2012-1, 1.030%, 03/15/2016 (Acquired 09/19/2012, Cost $132,862) (b)	133,000
	Total Asset Backed Securities (Cost $18,789,747)	18,710,115

	COLLATERALIZED MORTGAGE OBLIGATIONS - 6.28%
	Bank of America Commercial Mortgage Trust
350,000	Series 2007-4, 5.743%, 02/10/2051 (d)	396,997
110,000	Series 2007-5, 5.620%, 02/10/2051	111,910
490,000	BB-UBS Trust Series 2012-SHOW, 3.430%, 11/07/2036 (Acquired 12/05/2012 through 12/06/2012, Cost $511,789) (b)	462,253
	Bear Stearns Commercial Mortgage Securities
3,250,000	Series 2006-PW13, 5.540%, 09/11/2041	3,604,923
883,492	Series 2004-PWR5, 4.831%, 07/11/2042	887,750
225,000	Bear Stearns Trust Series A-4, 5.405%, 12/11/2040 (d)	241,430
	CD Commercial Mortgage Trust
370,000	Series Series TR, 5.363%, 01/15/2046 (d)	400,706
265,000	Series 2007-CD4, 5.322%, 12/11/2049	292,850
150,831	Chase Mortgage Financial Trust Series 2007-A1, 2.839%, 02/25/2037 (d)	140,991
	COMM Mortgage Trust
485,000	Series 2013-LC6, 2.941%, 01/12/2046 (d)	454,474
210,000	Series 2010-C1, 4.205%, 07/10/2046 (Acquired 08/14/2012 through 08/17/2012, Cost $236,792) (b)	222,622
330,000	Commercial Mortgage Pass-Through Certificate Series 2012-CCRE3, 2.822%, 10/17/2045	308,473
	Countrywide Home Loans, Inc.
30,803	Series 2004-HYB6, 2.880%, 11/20/2034 (d)	28,647
163,180	Series 2005-11, 0.490%, 03/25/2035 (d)	141,857
450,447	Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, 5.014%, 02/15/2038	470,228
345,000	DBUBS Mortgage Trust Series 2011-LC1, 5.002%, 11/13/2046 (Acquired 02/08/2011, Cost $407,155) (b)	382,756
	Federal Home Loan Mortgage Corp.
800,000	Series K-703, 2.699%, 05/25/2018 (d)	829,964
600,000	Series K-705, 2.303%, 09/25/2018 (d)	609,141
900,000	Series K-706, 2.323%, 10/25/2018	914,494
600,000	Series K-709, 2.086%, 03/25/2019	594,941
400,000	Four Times Square Trust Series 2006-4TS, 5.401%, 12/13/2028 (Acquired 03/22/2011 through 03/24/2011, Cost $467,133) (b)	448,316
	GS Mortgage Securities Corp.
195,000	Series 2012-SHOP, 2.933%, 06/06/2031 (Acquired 02/12/2013, Cost $202,470) (b)	195,272
460,000	Series 2012-ALOH, 3.551%, 04/12/2034 (Acquired 08/15/2012, Cost $482,858) (b)	456,005
273,335	Series 2005-GG4, 4.680%, 07/10/2039	275,426
685,000	Series 2012-GCJ7, 3.377%, 05/12/2045	679,891
	GS Mortgage Securities Corp. II
145,000	Series 2012-BWTR, 2.954%, 11/07/2034 (Acquired 12/11/2012, Cost $148,400) (b)	135,768
445,000	Series 2005-GG4, 4.751%, 07/10/2039	467,971
320,000	Series 2013-GC10, 2.943%, 02/12/2046	299,561
165,000	GS Mortgage Securities Trust Series 2013-GC12, 3.135%, 06/10/2046	156,151
1,205,000	JPMBB Commercial Mortgage Securities Series 2013-C12, 3.157%, 07/15/2045	1,200,355
	JPMorgan Commercial Mortgage Securities Corp.
330,000	Series 2012-WLDN, 3.905%, 05/05/2030 (Acquired 05/07/2013, Cost $346,848) (b)	332,121
415,000	Series 2005-LDP2, 4.738%, 07/15/2042	438,477
290,000	Series 2011-C5, 4.171%, 08/15/2046	304,834
330,000	Series 2013-C10, 3.143%, 12/15/2047	313,601
405,000	Series 2012-LC9, 2.840%, 12/15/2047	377,980
130,000	JPMorgan Commercial Mortgage Securities Trust Series 2012-HSBC, 3.093%, 07/08/2032 (Acquired 03/11/2013, Cost $132,166) (b)	124,427
	Lehman Brothers-UBS Commercial Mortgage Trust
207,209	Series 2005-C3, 4.664%, 07/15/2030	209,546
625,000	Series 2007-C1, 5.424%, 02/15/2040	697,317
490,000	Series 2007-C2, 5.430%, 02/15/2040	539,403
550,000	Series 2008-C1, 6.151%, 04/15/2041 (d)	643,698
285,000	Merrill Lynch Mortgage Trust Series 2008-C1, 5.690%, 02/12/2051	323,971
600,000	Morgan Stanley Capital I Trust Series 2008-T29, 6.280%, 01/11/2043 (d)	701,744
320,000	OBP Depositor LLC Trust Series 2010-OBP, 4.646%, 07/15/2045 (Acquired 06/25/2010, Cost $368,526) (b)	349,556
233,099	Springleaf Mortgage Loan Trust Series 2013-1A, 1.270%, 06/25/2058 (Acquired 04/03/2013, Cost $233,080) (b)	233,690
446,672	TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, 5.528%, 08/15/2039 (d)	465,138
	UBS-Barclays Commercial Mortgage Trust
315,000	Series 2013-C6, 3.244%, 04/10/2046	301,807
385,000	Series 2012-C2, 3.525%, 05/10/2063	381,270
280,000	Wachovia Bank Commercial Mortgage TRust Series 2005-C18, 4.935%, 04/15/2042	295,941
	Wells Fargo-RBS Commercial Mortgage Trust
280,000	Series 2011-C2, 4.869%, 02/15/2044 (Acquired 02/17/2011, Cost $329,643) (b)(d)	307,085
375,000	Series 2011-C3, 4.375%, 03/17/2044 (Acquired 05/27/2011, Cost $427,011) (b)	396,665
165,000	Series 2013-C11, 3.071%, 03/17/2045	155,865
60,000	Series 2012-C10, 2.875%, 12/15/2045	55,839
325,000	Series 2013-C14, 3.337%, 06/15/2046	311,899
	Total Collateralized Mortgage Obligations (Cost $24,500,099)	24,073,997

	CORPORATE OBLIGATIONS - 41.08%
	Aerospace & Defense - 0.58%
540,000	Precision Castparts Corp. 0.700%, 12/20/2015	537,149
1,675,000	United Technologies Corp. 1.800%, 06/01/2017	1,682,717
		2,219,866

	Agricultural Products - 0.18%
250,000	Cargill, Inc. 4.100%, 11/01/2042 (Acquired 10/24/2012, Cost $249,528) (b)	223,610
475,000	Imperial Tobacco Finance Plc 3.500%, 02/11/2023 (Acquired 11/11/2022, Cost $474,525) (b)	447,472
25,000	Lorillard Tobacco Co. 8.125%, 06/23/2019	30,672
		701,754

	Air Freight & Logistics - 0.08%
320,000	United Parcel Service, Inc. 1.125%, 10/01/2017	313,427

	Auto Components - 0.19%
740,000	Johnson Controls, Inc. 1.750%, 03/01/2014	745,569

	Banks - 2.89%
1,030,000	Bank of Nova Scotia 0.750%, 10/09/2015	1,026,121
400,000	BNP Paribas SA 2.375%, 09/14/2017	396,393
955,000	Canadian Imperial Bank of Commerce 2.350%, 12/11/2015	988,629
745,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.125%, 10/13/2015	762,852
760,000	Glitnir Bank 6.693%, 06/15/2016 (Acquired 06/14/2006, Cost $758,848) (c)(d)(e)	13,300
250,000	HSBC Holdings Plc 6.800%, 06/01/2038	288,462
250,000	Kaupthing Bank Hf 7.125%, 05/19/2016 (Acquired 05/12/2006, Cost $248,680) (c)(e)	6,563
325,000	KeyCorp 5.100%, 03/24/2021	362,167
	PNC Funding Corp.
810,000	4.250%, 09/21/2015	861,716
735,000	3.300%, 03/08/2022	707,845
	Royal Bank of Canada
615,000	1.150%, 03/13/2015	619,994
1,840,000	0.625%, 12/04/2015 (a)	1,830,229
	Royal Bank of Scotland Group Plc
115,000	5.000%, 11/12/2013	115,776
230,000	2.550%, 09/18/2015	233,980
1,040,000	SunTrust Banks, Inc. 3.500%, 01/20/2017	1,089,235
	U.S. Bancorp
910,000	1.650%, 05/15/2017	908,039
200,000	4.125%, 05/24/2021	213,479
300,000	Wachovia Bank NA 6.600%, 01/15/2038	367,800
300,000	Wells Fargo & Co. 1.500%, 01/16/2018	292,917
		11,085,497

	Beverages - 0.64%
950,000	Diageo Capital Plc 1.500%, 05/11/2017	942,312
90,000	Heineken NV 2.750%, 04/01/2023 (Acquired 10/02/2012, Cost $89,830) (b)	82,685
	PepsiCo., Inc.
855,000	2.500%, 05/10/2016	890,256
560,000	2.750%, 03/01/2023	530,968
		2,446,221

	Biotechnology - 0.44%
450,000	Amgen, Inc. 4.950%, 10/01/2041	437,819
415,000	Genzyme Corp. 5.000%, 06/15/2020	465,583
780,000	Gilead Sciences, Inc. 2.400%, 12/01/2014	797,617
		1,701,019

	Capital Markets - 4.69%
2,885,000	Bear Stearns Companies, Inc. 7.250%, 02/01/2018	3,438,709
	Goldman Sachs Group, Inc.
300,000	5.625%, 01/15/2017	325,397
1,125,000	5.950%, 01/18/2018	1,259,960
85,000	6.150%, 04/01/2018	95,881
95,000	7.500%, 02/15/2019	112,952
50,000	5.375%, 03/15/2020	54,329
125,000	5.750%, 01/24/2022	138,112
700,000	6.750%, 10/01/2037	719,211
	Merrill Lynch & Co., Inc.
2,145,000	6.400%, 08/28/2017	2,424,292
650,000	6.500%, 07/15/2018	730,094
625,000	6.110%, 01/29/2037	617,126
	Morgan Stanley
745,000	1.750%, 02/25/2016	738,523
600,000	5.950%, 12/28/2017	666,385
300,000	5.625%, 09/23/2019	322,874
200,000	5.500%, 07/24/2020	215,693
295,000	4.875%, 11/01/2022	291,971
745,000	3.750%, 02/25/2023	713,853
100,000	6.375%, 07/24/2042	111,956
	State Street Corp.
1,505,000	2.875%, 03/07/2016	1,572,468
425,000	1.350%, 05/15/2018 (a)	413,451
1,310,000	The Bank of New York Mellon Corp. 2.300%, 07/28/2016	1,351,317
1,435,000	Wachovia Corp. 5.750%, 02/01/2018	1,654,470
		17,969,024

	Chemicals - 0.37%
670,000	Dow Chemical Co. 4.250%, 11/15/2020	707,788
740,000	El du Pont de Nemours & Co. 2.800%, 02/15/2023	706,569
		1,414,357

	Commercial Banks - 0.04%
155,000	Wells Fargo & Co. 3.450%, 02/13/2023	148,329

	Commercial Services & Supplies - 0.18%
650,000	International Lease Finance Corp. 5.750%, 05/15/2016	671,212

	Communications - 0.16%
595,000	Rogers Cable, Inc. 5.500%, 03/15/2014	614,465

	Computers & Peripherals - 0.83%
1,640,000	Apple, Inc. 2.400%, 05/03/2023	1,524,326
	EMC Corp
940,000	1.875%, 06/01/2018	930,277
475,000	2.650%, 06/01/2020	468,979
250,000	Hewlett-Packard Co. 3.000%, 09/15/2016	256,929
		3,180,511

	Consumer Finance - 2.27%
877,000	American Express Co. 4.050%, 12/03/2042	769,877
2,430,000	American Express Credit Corp. 1.750%, 06/12/2015	2,464,146
1,390,000	Capital One Financial Corp. 2.150%, 03/23/2015	1,412,498
	Caterpillar Financial Services Corp.
650,000	1.100%, 05/29/2015	653,838
960,000	1.625%, 06/01/2017 (a)	954,842
	John Deere Capital Corp.
350,000	0.950%, 06/29/2015	351,953
890,000	1.300%, 03/12/2018	863,097
200,000	Total Capital International SA 2.875%, 02/17/2022	192,594
1,015,000	Toyota Motor Credit Corp. 2.050%, 01/12/2017	1,027,533
		8,690,378

	Diversified Financial Services - 3.61%
225,000	American Honda Finance Corp. 1.600%, 02/16/2018 (Acquired 02/12/2013, Cost $224,872) (b)	221,461
	Bank of America Corp.
200,000	3.875%, 03/22/2017	209,648
700,000	7.625%, 06/01/2019	842,270
175,000	5.875%, 01/05/2021	197,263
75,000	5.000%, 05/13/2021	80,100
430,000	5.700%, 01/24/2022	478,138
145,000	3.300%, 01/11/2023	137,322
	Citigroup, Inc.
450,000	5.000%, 09/15/2014	467,789
560,000	6.010%, 01/15/2015	598,259
550,000	4.450%, 01/10/2017	589,416
150,000	1.750%, 05/01/2018	143,604
1,395,000	8.500%, 05/22/2019	1,759,853
345,000	4.050%, 07/30/2022	332,202
150,000	6.875%, 03/05/2038	182,486
	Ford Motor Credit Co. LLC
325,000	2.750%, 05/15/2015	329,696
200,000	3.984%, 06/15/2016	209,672
	General Electric Capital Corp.
1,245,000	5.500%, 01/08/2020	1,405,665
350,000	4.375%, 09/16/2020	371,090
370,000	5.300%, 02/11/2021	406,520
485,000	4.650%, 10/17/2021	515,356
250,000	6.750%, 03/15/2032	300,605
1,065,000	5.875%, 01/14/2038	1,176,262
450,000	Hutchison Whampoa International Ltd. 3.500%, 01/13/2017 (Acquired 01/10/2012, Cost $470,701) (b)	464,803
	JPMorgan Chase & Co.
125,000	6.300%, 04/23/2019	145,392
415,000	4.250%, 10/15/2020	432,041
600,000	4.500%, 01/24/2022	629,389
135,000	3.250%, 09/23/2022	128,421
155,000	3.375%, 05/01/2023	144,627
555,000	National Rural Utilities Cooperative Finance Corp. 5.450%, 04/10/2017	628,975
300,000	NCUA Guaranteed Notes Series 2011-M1, 3.000%, 06/12/2019	313,773
		13,842,098

	Diversified Manufacturing - 0.64%
	Cooper U.S., Inc.
720,000	6.100%, 07/01/2017	824,214
675,000	3.875%, 12/15/2020	695,342
	Tyco Electronics Group SA
440,000	1.600%, 02/03/2015	443,324
405,000	6.550%, 10/01/2017	469,269
		2,432,149

	Diversified Telecommunication Services - 1.45%
	AT&T, Inc.
1,005,000	0.800%, 12/01/2015 (a)	1,001,005
695,000	5.350%, 09/01/2040	705,752
470,000	France Telecom SA 4.375%, 07/08/2014	484,167
	Verizon Communications, Inc.
735,000	1.950%, 03/28/2014	742,535
295,000	3.500%, 11/01/2021	296,832
420,000	2.450%, 11/01/2022	381,594
150,000	6.400%, 02/15/2038	175,238
1,355,000	Verizon Wireless Capital LLC 8.500%, 11/15/2018	1,761,849
		5,548,972

	Electric Utilities - 0.80%
100,000	American Electric Power Co., Inc. 1.650%, 12/15/2017	97,316
375,000	Nevada Power Co. 5.875%, 01/15/2015	402,048
70,000	PPL Capital Funding, Inc. 1.900%, 06/01/2018	68,842
875,000	PSI Energy, Inc. 6.050%, 06/15/2016	993,282
	Union Electric Co.
570,000	6.700%, 02/01/2019	695,975
350,000	3.900%, 09/15/2042	320,184
470,000	Westar Energy, Inc. 6.000%, 07/01/2014	493,913
		3,071,560

	Energy Equipment & Services - 0.39%
275,000	Cameron International Corp. 6.375%, 07/15/2018	322,861
605,000	Halliburton Co. 3.250%, 11/15/2021	614,809
480,000	Pride International, Inc. 6.875%, 08/15/2020	570,491
		1,508,161

	Engineering Construction - 0.12%
495,000	ABB Finance USA, Inc. 2.875%, 05/08/2022	475,156

	Food & Staples Retailing - 0.39%
	CVS Caremark Corp.
200,000	4.750%, 05/18/2020	220,243
300,000	6.250%, 06/01/2027	356,470
355,000	Walgreen Co. 3.100%, 09/15/2022	337,087
450,000	Wal-Mart Stores, Inc. 6.500%, 08/15/2037	570,529
		1,484,329

	Food Products - 0.50%
	ConAgra Foods, Inc.
110,000	1.350%, 09/10/2015	110,813
50,000	1.900%, 01/25/2018	49,207
505,000	3.200%, 01/25/2023	483,899
	Kraft Foods Group, Inc.
350,000	1.625%, 06/04/2015	353,899
75,000	2.250%, 06/05/2017	75,597
400,000	3.500%, 06/06/2022	396,864
375,000	Mondelez International, Inc. 6.500%, 02/09/2040	448,966
		1,919,245

	Health Care Equipment & Supplies - 0.92%
	Baxter International, Inc.
455,000	1.850%, 01/15/2017	458,147
880,000	3.200%, 06/15/2023 (a)	864,996
725,000	Becton, Dickinson & Co. 3.250%, 11/12/2020	734,320
630,000	Covidien International Finance SA 2.800%, 06/15/2015	652,374
800,000	St. Jude Medical, Inc. 2.500%, 01/15/2016	822,446
		3,532,283

	Health Care Providers & Services - 1.33%
745,000	Cardinal Health, Inc. 3.200%, 03/15/2023	696,675
	Express Scripts Holding Co.
325,000	3.125%, 05/15/2016	338,185
125,000	3.500%, 11/15/2016	132,798
1,000,000	Humana, Inc. 3.150%, 12/01/2022	929,888
	UnitedHealth Group, Inc.
675,000	5.375%, 03/15/2016	748,126
360,000	3.950%, 10/15/2042	311,006
	WellPoint, Inc.
125,000	1.250%, 09/10/2015	125,276
1,175,000	4.350%, 08/15/2020	1,253,169
425,000	3.125%, 05/15/2022	403,773
150,000	5.850%, 01/15/2036	167,072
		5,105,968

	Independent Power Producers & Energy Traders - 0.08%
290,000	Exelon Generation Co., LLC 6.250%, 10/01/2039	316,490

	Industrial Conglomerates - 0.20%
655,000	Koninklijke Philips Electronics NV 5.750%, 03/11/2018	759,374

	Insurance - 0.88%
	American International Group, Inc.
100,000	8.250%, 08/15/2018	124,282
30,000	4.875%, 06/01/2022	32,036
810,000	CNA Financial Corp. 7.350%, 11/15/2019	982,039
615,000	Liberty Mutual Group, Inc. 5.000%, 06/01/2021 (Acquired 05/18/2011, Cost $622,094) (b)	649,787
500,000	New York Life Global Funding 3.000%, 05/04/2015 (Acquired 03/19/2012, Cost $515,681) (b)	521,249
375,000	Prudential Financial, Inc. 4.500%, 11/15/2020	400,326
605,000	Willis North America, Inc. 6.200%, 03/28/2017	674,323
		3,384,042

	Internet Software & Services - 0.18%
700,000	eBay, Inc. 1.350%, 07/15/2017	688,666

	Life Sciences Tools & Services - 0.04%
150,000	Life Technologies Corp. 6.000%, 03/01/2020	169,220

	Machinery - 0.16%
530,000	Eaton Corp. 5.600%, 05/15/2018	603,848

	Media - 2.30%
	CBS Corp.
525,000	3.375%, 03/01/2022	507,017
100,000	4.850%, 07/01/2042	92,786
	Comcast Corp.
1,345,000	5.875%, 02/15/2018	1,571,926
250,000	6.400%, 05/15/2038	299,398
665,000	COX Communications, Inc.
	2.950%, 06/30/2023 (Acquired 03/30/2023, Cost $662,074) (b)	606,177
	DIRECTV Holdings, LLC
270,000	1.750%, 01/15/2018 (a)	260,946
825,000	5.200%, 03/15/2020	892,037
475,000	3.800%, 03/15/2022	457,114
375,000	6.350%, 03/15/2040	392,730
145,000	NBCUniversal Enterprise, Inc.
	1.974%, 04/15/2019 (Acquired 03/20/2013, Cost $144,917) (b)	141,314
400,000	NBCUniversal Media LLC
	5.150%, 04/30/2020	456,061
	News America, Inc.
275,000	4.500%, 02/15/2021	295,078
250,000	6.150%, 02/15/2041	278,588
	Time Warner, Inc.
1,105,000	6.750%, 07/01/2018	1,266,203
400,000	4.700%, 01/15/2021	428,714
225,000	3.400%, 06/15/2022 (a)	218,502
225,000	7.625%, 04/15/2031	284,377
110,000	4.500%, 09/15/2042	85,610
250,000	Viacom, Inc. 5.625%, 09/15/2019	287,357
		8,821,935

	Metals & Mining - 0.57%
495,000	BHP Billiton Finance USA Ltd. 1.625%, 02/24/2017 (a)	493,037
	Freeport-McMoRan Copper & Gold, Inc.
80,000	2.375%, 03/15/2018 (Acquired 02/28/2013, Cost $79,992) (b)	76,170
75,000	3.100%, 03/15/2020 (Acquired 02/28/2013, Cost $74,971) (b)	69,426
335,000	3.875%, 03/15/2023 (Acquired 12/15/2022, Cost $334,964) (b)	303,804
735,000	Rio Tinto Finance USA Ltd. 2.500%, 05/20/2016	756,252
195,000	Teck Resources Ltd. 6.000%, 08/15/2040	183,526
	Xstrata Finance Canada Ltd.
165,000	2.450%, 10/25/2017 (Acquired 10/18/2012, Cost $164,723) (b)	160,176
135,000	4.000%, 10/25/2022 (Acquired 10/18/2012, Cost $134,658) (b)	122,795
		2,165,186

	Multi-Utilities - 0.75%
650,000	Dominion Resources, Inc. 1.400%, 09/15/2017	637,253
580,000	Sempra Energy 6.500%, 06/01/2016	665,530
1,380,000	Xcel Energy, Inc. 5.613%, 04/01/2017	1,551,653
		2,854,436

	Oil & Gas - 4.77%
150,000	Anadarko Petroleum Corp. 8.700%, 03/15/2019	193,317
375,000	Apache Corp. 3.625%, 02/01/2021	385,560
	BP Capital Markets Plc
350,000	3.200%, 03/11/2016	367,994
1,235,000	4.500%, 10/01/2020	1,341,919
1,120,000	2.500%, 11/06/2022	1,022,699
945,000	Canadian Natural Resources Ltd. 3.450%, 11/15/2021	946,117
200,000	Chevron Corp. 2.427%, 06/24/2020	199,177
290,000	CNPC General Capital Ltd 1.950%, 04/16/2018 (Acquired 04/09/2013, Cost $290,000) (b)	277,921
1,190,000	ConocoPhillips 6.650%, 07/15/2018	1,427,950
	Energy Transfer Partners LP
943,000	8.500%, 04/15/2014	997,814
570,000	9.000%, 04/15/2019	726,019
225,000	5.200%, 02/01/2022	238,515
	Husky Energy, Inc.
465,000	5.900%, 06/15/2014	486,586
810,000	3.950%, 04/15/2022	823,618
475,000	Kinder Morgan Energy Partners LP 3.450%, 02/15/2023	446,921
365,000	LUKOIL International Finance B.V. 3.416%, 04/24/2018 (Acquired 04/17/2013, Cost $365,000) (b)	355,875
800,000	Marathon Oil Corp. 6.000%, 10/01/2017	917,002
	Nexen, Inc.
150,000	5.875%, 03/10/2035	157,215
150,000	7.500%, 07/30/2039	183,774
780,000	ONEOK Partners LP 6.125%, 02/01/2041	807,834
225,000	Petrobras Global Finance 2.000%, 05/20/2016	220,891

	Petrobras International Finance Co.
305,000	3.500%, 02/06/2017	304,404
550,000	5.375%, 01/27/2021	555,332
250,000	6.875%, 01/20/2040	254,869
375,000	Petroleos Mexicanos 8.000%, 05/03/2019	455,625
	Phillips 66
390,000	1.950%, 03/05/2015	396,210
845,000	4.300%, 04/01/2022 (a)	874,664
1,755,000	Shell International Finance BV 0.625%, 12/04/2015	1,754,066
405,000	Spectra Energy Partners LP 4.600%, 06/15/2021	413,285
295,000	Valero Energy Corp. 9.375%, 03/15/2019	387,263
370,000	Williams Cos., Inc. 3.700%, 01/15/2023	344,438
		18,264,874

	Pharmaceuticals - 2.13%
	AbbVie, Inc.
705,000	1.200%, 11/06/2015 (Acquired 11/05/2012, Cost $704,528) (b)	706,181
280,000	1.750%, 11/06/2017 (Acquired 11/05/2012 through 11/08/2012, Cost $279,415) (b)	274,605
335,000	2.000%, 11/06/2018 (Acquired 11/05/2012, Cost $333,234) (b)	325,233
550,000	2.900%, 11/06/2022 (Acquired 11/05/2012, Cost $546,458) (b)	515,364
2,105,000	GlaxoSmithKline Capital Plc 1.500%, 05/08/2017	2,092,667
1,210,000	Novartis Capital Corp. 2.900%, 04/24/2015	1,261,823
	Sanofi-Aventis SA
1,155,000	1.250%, 04/10/2018	1,120,005
780,000	4.000%, 03/29/2021	833,304
920,000	Teva Pharmaceutical Finance 3.000%, 06/15/2015	956,402
85,000	Zoetis, Inc. 1.875%, 02/01/2018 (Acquired 01/16/2013, Cost $84,952) (b)	83,302
		8,168,886

	Pipelines - 1.14%
490,000	Duke Energy, Inc. 5.668%, 08/15/2014	514,671
	Enterprise Products Operating LLC
330,000	3.350%, 03/15/2023	318,210
680,000	6.125%, 10/15/2039	758,805
760,000	Spectra Energy Capital LLC 5.650%, 03/01/2020	844,223
	TransCanada Pipelines Ltd.
660,000	7.625%, 01/15/2039	897,362
300,000	6.350%, 05/15/2067 (d)	313,119
	Transocean, Inc.
155,000	2.500%, 10/15/2017 (a)	153,332
500,000	6.500%, 11/15/2020	563,640
		4,363,362

	Real Estate - 1.72%
525,000	Boston Properties LP 3.125%, 09/01/2023	485,979
250,000	Duke Realty LP 4.375%, 06/15/2022	247,718
375,000	ERP Operating LP 3.000%, 04/15/2023	345,351
	HCP, Inc.
250,000	2.625%, 02/01/2020	234,550
955,000	5.375%, 02/01/2021	1,037,504
	Health Care Property Investments, Inc.
125,000	6.300%, 09/15/2016	142,079
200,000	6.000%, 01/30/2017	224,539
	Health Care REIT, Inc.
245,000	2.250%, 03/15/2018	240,815
530,000	4.125%, 04/01/2019	555,062
675,000	5.250%, 01/15/2022	726,721
	Liberty Property LP
325,000	5.500%, 12/15/2016	359,080
25,000	4.125%, 06/15/2022	24,769
25,000	3.375%, 06/15/2023	23,234
161,000	Realty Income Corp. 3.250%, 10/15/2022	147,547
1,105,000	Simon Property Group, Inc. 6.125%, 05/30/2018	1,299,659
	Ventas Realty LP
335,000	2.000%, 02/15/2018	324,628
150,000	2.700%, 04/01/2020	142,047
		6,561,282

	Road & Rail - 0.31%
565,000	Burlington Northern Santa Fe LLC 7.950%, 08/15/2030	747,963
309,000	Canadian Pacific Railway Ltd. 4.500%, 01/15/2022	323,413

125,000	Kansas City Southern 3.000%, 05/15/2023 (Acquired 02/15/2023, Cost $124,957) (b)	117,588
		1,188,964

	Semiconductor & Semiconductor Equipment - 0.87%
315,000	Altera Corp. 1.750%, 05/15/2017	312,573
665,000	Analog Devices, Inc. 3.000%, 04/15/2016	695,066
780,000	Applied Materials, Inc. 2.650%, 06/15/2016	809,012
	Intel Corp.
665,000	1.350%, 12/15/2017	651,482
470,000	3.300%, 10/01/2021	472,578
425,000	TSMC Global Ltd. 1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $424,715) (b)	409,635
		3,350,346

	Software - 0.24%
925,000	Oracle Corp. 1.200%, 10/15/2017	899,312

	Specialty Retail - 0.25%
310,000	AutoZone, Inc. 4.000%, 11/15/2020	317,280
	Home Depot, Inc.
370,000	2.700%, 04/01/2023	351,524
250,000	5.875%, 12/16/2036	294,956
		963,760

	Telecommunication Services - 0.05%
210,000	SBA Tower Trust 3.598%, 04/15/2018 (Acquired 04/04/2013, Cost $210,000) (b)	208,584

	Thrifts & Mortgage Finance - 0.02%
60,000	Santander Holdings USA, Inc. 4.625%, 04/19/2016	63,337

	Tobacco - 0.31%
	Altria Group, Inc.
306,000	9.700%, 11/10/2018	407,246
665,000	2.850%, 08/09/2022	616,122
155,000	Reynolds American, Inc. 1.050%, 10/30/2015	155,045
		1,178,413

	Trucking - 0.12%
	Penske Truck Leasing Co., L.P.
400,000	3.125%, 05/11/2015 (Acquired 05/08/2012, Cost $399,905) (b)	413,507
35,000	2.875%, 07/17/2018 (Acquired 01/15/2013, Cost $35,227) (b)	35,390
		448,897

	Wireless Telecommunication Services - 0.30%
1,165,000	Vodafone Group Plc 1.625%, 03/20/2017 (a)	1,137,649
	Total Corporate Obligations (Cost $157,354,650)	157,382,413

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.11%
196,000	Federal Government of Mexico 4.750%, 03/08/2044	175,420
250,000	Republic of Colombia 4.375%, 07/12/2021	261,000
	Total Foreign Government Debt Obligations (Cost $393,860)	436,420

	MORTGAGE BACKED SECURITIES - 29.53%
	Federal Home Loan Mortgage Corp.
634,615	Pool #2590NV 5.000%, 03/15/2018	676,652
8,377	Pool #E9-9763 4.500%, 09/01/2018	8,812
8,411	Pool #E9-9764 4.500%, 09/01/2018	8,848
152,293	Pool #D9-6291 4.500%, 09/01/2023	163,543
451,044	Pool #G1-3624 5.000%, 08/01/2024	483,128
488,705	Pool #2329ZA 6.500%, 06/15/2031	547,410
254,806	Pool #2338ZC 6.500%, 07/15/2031	289,657
429,854	Pool #78-0447 2.375%, 04/01/2033 (d)	457,337
350	Pool #A4-3129 5.500%, 02/01/2036	379
2,678,127	Pool #A8-9148 4.000%, 10/01/2039	2,786,394
1,274,364	Pool #C0-3815 3.500%, 03/01/2042	1,293,942
1,604,723	Pool #C0-3830 4.000%, 03/01/2042	1,673,808
964,368	Pool #U9-0688 4.000%, 05/01/2042	1,010,783
334,172	Pool #Q0-9530 3.500%, 07/01/2042	339,060
2,163,815	Pool #Q0-9949 3.000%, 08/01/2042	2,113,090
	Federal National Mortgage Association
485,801	Pool #467626 3.740%, 05/01/2018	526,741
2,781	Pool #685505 5.000%, 05/01/2018	2,976
2,683	Pool #705709 5.000%, 05/01/2018	2,871
1,868,687	Pool #AH6301 4.000%, 05/01/2026	1,973,938
1,482,063	Pool #AB5907 3.000%, 08/01/2027	1,527,920
1,871,619	Pool #AQ5095 3.000%, 11/01/2027	1,932,699
1,069,381	Pool #AL2877 3.500%, 01/01/2028	1,117,521
292,084	Pool #544859 2.707%, 08/01/2029 (d)	305,192
351,603	Pool #786848 7.000%, 10/01/2031	410,696
13,402	Pool #727181 5.000%, 08/01/2033	14,717
6,745	Pool #730727 5.000%, 08/01/2033	7,440
1,813	Pool #741862 5.500%, 09/01/2033	2,003
2,572	Pool #766197 5.500%, 02/01/2034	2,840
433	Pool #776974 5.500%, 04/01/2034	484
320,015	Pool #888504 2.196%, 04/01/2034 (d)	342,076
14,998	Pool #775776 5.500%, 05/01/2034	16,579
333,402	Pool #802783 2.655%, 10/01/2034 (d)	355,110
18,825	Pool #781629 5.500%, 12/01/2034	20,810
711	Pool #806098 6.000%, 12/01/2034	783
258,456	Pool #735504 6.000%, 04/01/2035	288,903
16,320	Pool #822815 5.500%, 04/01/2035	18,028
14,933	Pool #820242 5.000%, 07/01/2035	16,253

16,138	Pool #357850 5.500%, 07/01/2035	17,819
3,306	Pool #838452 5.500%, 09/01/2035	3,669
17,980	Pool #865854 6.000%, 03/01/2036	19,964
32,234	Pool #891474 6.000%, 04/01/2036	35,827
30,001	Pool #906000 6.000%, 01/01/2037	32,651
240	Pool #928062 5.500%, 02/01/2037	263
267	Pool #899119 5.500%, 04/01/2037	402
383	Pool #938488 5.500%, 05/01/2037	417
582	Pool #970131 5.500%, 03/01/2038	642
484	Pool #981313 5.500%, 06/01/2038	530
699	Pool #985108 5.500%, 07/01/2038	764
229	Pool #964930 5.500%, 08/01/2038	251
285	Pool #987032 5.500%, 08/01/2038	312
378	Pool #968371 5.500%, 09/01/2038	414
175,931	Pool #AD0095 6.000%, 11/01/2038	191,219
276	Pool #993050 5.500%, 12/01/2038	302
64,065	Pool #993579 4.000%, 05/01/2039	66,754
15,534	Pool #AA5840 4.000%, 06/01/2039	16,186
189,319	Pool #AA7670 4.500%, 06/01/2039	201,647
125,617	Pool #AA8715 4.000%, 06/01/2039	132,097
15,283	Pool #AA9133 4.500%, 08/01/2039	16,649
32,683	Pool #AC2861 4.500%, 08/01/2039	35,592
70,932	Pool #AC6121 4.500%, 11/01/2039	77,213
13,075	Pool #AC8372 4.500%, 12/01/2039	14,232
566,207	Pool #AD0586 4.500%, 12/01/2039	616,510
524,413	Pool #AD5574 5.000%, 04/01/2040	570,843
2,273,540	Pool #AD5661 5.000%, 05/01/2040	2,489,042
2,813,658	Pool #AB1231 5.000%, 07/01/2040	3,079,725
110,644	Pool #AD7793 4.500%, 07/01/2040	117,263
34,233	Pool #AD9896 4.000%, 08/01/2040	35,691
1,179,692	Pool #AE0217 4.500%, 08/01/2040	1,249,956
40,917	Pool #AB1500 4.000%, 09/01/2040	42,660
31,914	Pool #AD9856 4.000%, 09/01/2040	33,274
41,096	Pool #AE2559 4.000%, 09/01/2040	42,846
13,013	Pool #AE2562 4.000%, 09/01/2040	13,567
16,290	Pool #AE2566 4.000%, 09/01/2040	16,984
88,816	Pool #AE4124 4.000%, 10/01/2040	92,600
53,625	Pool #AE4888 4.000%, 10/01/2040	55,910
57,169	Pool #AE3916 4.000%, 11/01/2040	59,605
9,673	Pool #AE5147 4.000%, 11/01/2040	10,085
118,147	Pool #AE8715 4.000%, 11/01/2040	123,181
1,143,662	Pool #AE0698 4.500%, 12/01/2040	1,212,078
208,591	Pool #AE8893 4.000%, 12/01/2040	217,477
12,802	Pool #AH0006 4.000%, 12/01/2040	13,347
34,307	Pool #AH0020 4.000%, 12/01/2040	35,768
65,486	Pool #AH0599 4.000%, 12/01/2040	68,276
26,789	Pool #AH0601 4.000%, 12/01/2040	27,930
108,373	Pool #AE7893 4.000%, 01/01/2041	112,990
45,661	Pool #AH1263 4.000%, 01/01/2041	47,606
254,945	Pool #AH2999 4.000%, 01/01/2041	265,806
431,343	Pool #AB2265 4.000%, 02/01/2041	452,845
13,376	Pool #AH4659 4.000%, 02/01/2041	13,958
2,314,801	Pool #AH5574 4.000%, 02/01/2041	2,423,681
203,162	Pool #AH5653 4.000%, 02/01/2041	212,852
85,525	Pool #AH5783 4.000%, 02/01/2041	89,257
375,580	Pool #AL0934 5.000%, 02/01/2041	411,914
429,258	Pool #AD1889 4.500%, 03/01/2041	454,937
25,599	Pool #AH6150 4.000%, 03/01/2041	26,714
86,226	Pool #AH6583 4.000%, 03/01/2041	89,980
750,826	Pool #AH4246 4.500%, 04/01/2041	796,338
3,291,826	Pool #AH8854 4.500%, 04/01/2041	3,512,298
258,197	Pool #AL0215 4.500%, 04/01/2041	275,431
3,005,594	Pool #AL0247 4.000%, 04/01/2041	3,154,254
1,090,110	Pool #AI1856 4.500%, 05/01/2041	1,177,899
291,793	Pool #AL0187 5.000%, 05/01/2041	314,519
2,693,258	Pool #AL0208 4.500%, 05/01/2041	2,873,470
43,495	Pool #AL0456 5.000%, 06/01/2041	46,883
626,208	Pool #AI7368 4.500%, 07/01/2041	664,166
2,434,663	Pool #AB3395 4.500%, 08/01/2041	2,598,793
694,712	Pool #AI7913 4.500%, 08/01/2041	736,823
214,988	Pool #AI8154 4.000%, 08/01/2041	224,348
177,911	Pool #AI8842 4.500%, 08/01/2041	188,696
38,100	Pool #AJ1080 4.500%, 09/01/2041	40,409
68,360	Pool #AL0815 4.000%, 09/01/2041	71,929
181,123	Pool #AB3691 4.000%, 10/01/2041	189,223
22,802	Pool #AJ1562 4.000%, 10/01/2041	23,986
25,656	Pool #AJ1972 4.000%, 10/01/2041	26,985
3,546,975	Pool #AJ2212 4.500%, 10/01/2041	3,812,327
46,234	Pool #AJ3146 4.500%, 10/01/2041	49,036
248,496	Pool #AJ4044 4.000%, 10/01/2041	261,468
35,573	Pool #AJ4756 4.000%, 10/01/2041	37,424
2,092,442	Pool #AL0933 5.000%, 10/01/2041	2,303,357
1,398,354	Pool #AB3876 4.000%, 11/01/2041	1,461,022
28,340	Pool #AJ3330 4.000%, 11/01/2041	29,814
31,368	Pool #AJ4549 4.000%, 11/01/2041	33,006
23,682	Pool #AJ4698 4.000%, 11/01/2041	24,911
48,718	Pool #AJ5424 4.000%, 11/01/2041	51,267
25,778	Pool #AJ7840 4.000%, 11/01/2041	27,122
29,788	Pool #AB3995 4.000%, 12/01/2041	31,337
246,903	Pool #AB4054 4.000%, 12/01/2041	259,780
30,887	Pool #AI0848 4.000%, 12/01/2041	32,499
28,299	Pool #AJ4187 4.000%, 12/01/2041	29,768
37,105	Pool #AJ5736 4.000%, 12/01/2041	39,056
27,776	Pool #AJ5968 4.000%, 12/01/2041	28,986
35,460	Pool #AJ6061 4.000%, 12/01/2041	37,305
24,915	Pool #AJ7868 4.000%, 12/01/2041	26,211

51,695	Pool #AJ8104 4.000%, 12/01/2041	54,407
31,234	Pool #AJ8109 4.000%, 12/01/2041	32,875
23,583	Pool #AJ8171 4.000%, 12/01/2041	24,809
38,371	Pool #AJ8341 4.000%, 12/01/2041	40,360
60,219	Pool #AJ8436 4.000%, 12/01/2041	63,372
24,553	Pool #AJ8912 4.000%, 12/01/2041	25,834
28,440	Pool #AJ9248 4.000%, 12/01/2041	29,926
40,415	Pool #AJ2446 4.000%, 01/01/2042	42,175
37,720	Pool #AJ7538 4.000%, 01/01/2042	39,700
16,587	Pool #AJ8001 4.000%, 01/01/2042	17,343
37,914	Pool #AJ8369 4.000%, 01/01/2042	39,891
33,234	Pool #AJ9162 4.000%, 01/01/2042	34,969
180,978	Pool #AJ9330 4.000%, 01/01/2042	190,451
22,899	Pool #AJ9779 4.000%, 01/01/2042	24,095
30,273	Pool #AK0170 4.000%, 01/01/2042	31,848
62,907	Pool #AK0543 4.000%, 01/01/2042	66,199
25,510	Pool #AK0563 4.000%, 01/01/2042	26,838
55,317	Pool #AK1827 4.000%, 01/01/2042	58,219
3,646,350	Pool #AB4438 3.500%, 02/01/2042	3,717,150
4,269,097	Pool #AK9382 4.000%, 04/01/2042	4,475,011
5,798,620	Pool #AJ0130 3.500%, 05/01/2042	5,896,127
14,999,609	Pool #AT3202 3.500%, 05/01/2042	15,262,463
385,135	Pool #AO4164 4.000%, 06/01/2042	397,468
190,122	Pool #AB5529 4.000%, 07/01/2042	196,189
339,991	Pool #AB6228 3.500%, 09/01/2042	346,353
5,082,787	Pool #AR8929 3.000%, 01/01/2043	4,974,752
2,800,000	Pool #AT5916 3.500%, 06/01/2043	2,848,830
	Government National Mortgage Association
244,993	Pool #752842X 3.950%, 07/15/2025	256,455
32,391	Pool #614436X 5.000%, 08/15/2033	35,030
544,044	Pool #618907X 5.000%, 09/15/2033	592,675
67,240	Pool #605098X 5.000%, 03/15/2034	73,147
70,964	Pool #520279X 5.000%, 11/15/2034	77,347
1,224,565	Pool #644812X 6.000%, 05/15/2035	1,376,507
1,219,821	Pool #688021X 6.000%, 10/15/2038	1,357,989
101,974	Pool #736686X 5.000%, 02/15/2039	110,450
1,525,992	Pool #723248 5.000%, 10/15/2039	1,687,194
595,889	Pool #726382 5.000%, 10/15/2039	658,559
376,800	Pool #782916X 5.500%, 02/15/2040	410,842
1,256,454	Pool #752599C 4.000%, 10/20/2040	1,335,050
1,851,793	Pool #752631C 4.500%, 10/20/2040	2,017,973
2,178,443	Pool #AD8801X 3.500%, 03/15/2043	2,239,857
	Total Mortgage Backed Securities (Cost $112,654,707)	113,111,272

	MUNICIPAL DEBT OBLIGATIONS - 0.37%
	California, GO,
230,000	7.500%, 04/01/2034	298,375
175,000	7.950%, 03/01/2036	207,849
425,000	7.550%, 04/01/2039	569,517
315,000	Illinois, GO, 7.350%, 07/01/2035	347,416
	Total Municipal Debt Obligations (Cost $1,277,303)	1,423,157

	U.S. GOVERNMENT AGENCY ISSUES - 1.33%
	Federal Home Loan Mortgage Corp.
300,000	0.500%, 10/15/2013	300,334
1,300,000	1.000%, 03/08/2017	1,294,797
400,000	1.250%, 05/12/2017	400,936
1,200,000	1.000%, 06/29/2017	1,190,395
	Federal National Mortgage Association
200,000	4.125%, 04/15/2014	206,199
1,700,000	0.625%, 10/30/2014	1,707,793
	Total U.S. Government Agency Issues (Cost $5,095,913)	5,100,454

	U.S. TREASURY OBLIGATIONS - 15.03%

	U.S. Treasury Bonds - 3.58%
365,000	4.250%, 11/15/2014	385,132
1,040,000	5.375%, 02/15/2031	1,355,169
6,655,000	3.125%, 11/15/2041	6,240,620
2,125,000	2.750%, 08/15/2042	1,834,638
300,000	2.750%, 11/15/2042	258,726
1,500,000	3.125%, 02/15/2043	1,400,508
2,550,000	2.875%, 05/15/2043	2,257,148

	U.S. Treasury Notes - 11.45%
10,550,000	0.250%, 07/15/2015	10,522,391
3,125,000	1.750%, 07/31/2015	3,213,744
2,060,000	2.000%, 04/30/2016	2,139,423
9,220,000	0.875%, 01/31/2017	9,207,037
4,310,000	0.875%, 04/30/2017	4,289,122
4,980,000	2.000%, 11/15/2021	4,894,991
9,800,000	2.000%, 02/15/2022	9,587,154
	Total U.S. Treasury Obligations (Cost $58,834,250)	57,585,803

Number of Shares
	SHORT TERM INVESTMENTS - 1.05%

	Money Market Funds - 1.05%
4,012,617	Federated Prime Obligations Fund	4,012,617
	Total Short Term Investments (Cost $4,012,617)	4,012,617

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 1.22%

	Money Market Funds - 1.21%
4,627,701	First American Government Obligations Fund	4,627,701
4,931	Reserve Primary Fund (f)	191
	Total Money Market Funds (Cost $4,631,956)	4,627,892

Principal Amount
	Cash - 0.01%
$40,871	Cash	40,871
	Total Cash (Cost $40,871)	40,871

	Total Investments Purchased as Securities Lending Collateral (Cost $4,672,827)	4,668,763

	Total Investments (Cost $387,585,973) - 100.88%	386,505,011
	Liabilities in Excess of Other Assets - (0.88)%	(3,379,443)
	TOTAL NET ASSETS - 100.00%	$383,125,568

Percentages are stated as a percent of net assets.
Principal amounts are denominated in the currency in which the security was purchased.

(a)	All or portion of this security is on loan.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of these securities total $22,110,457, which represents 5.77% of total net assets.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund's liquidity guidelines. The value of thses securities total $19,863, which represents 0.01% of total net assets.
(d)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2013.
(e)	Non-income producing. Item identified as in default as to payment of interest.
(f)	As of June 30, 2013, the Fund has fair valued this security and deemed it illiquid. The value of this security was $191, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Cost of investments	$387,585,973

Gross unrealized appreciation	6,215,776

Gross unrealized depreciation	(7,296,738)

Net unrealized depreciation	($1,080,962)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

GuideMarkSM Tax-Exempt Fixed Income Fund

Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS - 98.30%

	Alaska - 1.11%
$195,000	Northern Tobacco Securitization Corp., Series A, Refunding, Revenue Bond, 5.000%, 06/01/2046	$153,510
500,000	Valdez Marine Terminal - BP Pipelines, Series B, Refunding, Revenue Bond, BP Plc Insured, 5.000%, 01/01/2021	577,920
		731,430

	Arizona - 2.96%
250,000	Arizona State Health Facilities Authority, Series B, Refunding, Revenue Bond, 5.000%, 02/01/2043	245,818
590,000	Arizona University System Board of Regents, Series A, Refunding, Revenue Bond, 5.000%, 07/01/2028	649,177
450,000	Phoenix Civic Improvement Wastewater System, Refunding, Revenue Bond, 5.000%, 07/01/2020	500,845
500,000	Salt River Project, Series A, Revenue Bond, 5.000%, 01/01/2021	557,560
		1,953,400

	Arkansas - 1.06%
210,000	Springdale School District, Refunding, GO, 3.000%, 06/01/2024	195,199
500,000	University of Arkansas, Series A, Revenue Bond, 4.125%, 11/01/2030	506,845
		702,044

	California - 7.98%
445,000	California Economic Recovery, Series A, Refunding, GO, 5.250%, 07/01/2021	520,832
400,000	California Municipal Finance Authority, Mobile Home Park, Series A, Refunding, Revenue Bond, 6.400%, 08/15/2045	428,712
350,000	California Statewide Communities Development Authority, Refunding, Revenue Bond, 6.125%, 07/01/2046	358,257
500,000	California Statewide Community Development Authority, Series A, Revenue Bond, 5.000%, 04/01/2042	509,180
1,000,000	California, GO, 6.500%, 04/01/2033	1,196,780
100,000	California, Refunding, GO, 5.000%, 09/01/2022	116,873
	Golden State Tobacco Securitization, Series A, Refunding, Revenue Bond,
210,000	4.500%, 06/01/2027	197,148
325,000	5.750%, 06/01/2047	275,499
1,000,000	Los Angeles Department of Airports, Series A, Refunding, Revenue Bond, 5.250%, 05/15/2029	1,110,520
500,000	San Mateo Joint Powers Financing Authority, Series A, Refunding, Revenue Bond, 5.250%, 07/15/2025	559,055
		5,272,856

	Colorado - 2.52%
280,000	Colorado Health Facilities Authority, Refunding, Revenue Bond, 5.000%, 12/01/2028	294,585
500,000	Colorado Regional Transportation District, Series A, Revenue Bond, 5.000%, 11/01/2027	559,225

700,000	Regional Transportation District, Revenue Bond, 6.000%, 01/15/2026	810,152
		1,663,962

	Connecticut - 0.84%
500,000	Connecticut Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond, 5.000%, 07/01/2025	552,655

	Delaware - 0.53%
350,000	New Castle County, Revenue Bond, 5.000%, 09/01/2036	347,130

	District of Columbia - 0.61%
380,000	District of Columbia, Series A, Revenue Bond, 5.000%, 10/01/2029	400,220

	Florida - 2.12%
300,000	Brevard County Health Facilities Authority, Revenue Bond, 7.000%, 04/01/2039	340,161
500,000	Florida Board of Education, Series C, Refunding, GO, 4.000%, 06/01/2025	520,930
500,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond, 5.250%, 08/01/2021	535,315
		1,396,406

	Georgia - 1.91%
350,000	Atlanta Water & Wastewater, Revenue Bond, 6.250%, 11/01/2039	405,909
430,000	Georgia, Series I, Refunding, GO, 5.000%, 07/01/2021	519,573
325,000	Marietta Development Authority, Revenue Bond, 7.000%, 06/15/2039	333,008
		1,258,490

	Hawaii - 0.86%
85,000	Hawaii, Series CW, Refunding, GO 5.000%, 04/01/2024	94,283
415,000	Hawaii, Series DJ, GO, 5.000%, 04/01/2024	474,864
		569,147

	Idaho - 1.87%
1,000,000	Boise-Kuna District, Revenue Bond, 7.375%, 06/01/2034	1,101,780
140,000	Nampa Development Corp., Tax Allocation, 5.000%, 09/01/2031	131,335
		1,233,115

	Illinois - 3.45%
225,000	Illinois Financial Authority, Revenue Bond, 7.000%, 08/15/2044	250,074
100,000	Illinois Financing Authority, Series A, Refunding, Revenue Bond, 5.125%, 05/15/2043	92,596
	Railsplitter Tobacco Settlement Authority, Revenue Bond,
750,000	5.000%, 06/01/2018	842,407
500,000	6.250%, 06/01/2024	548,180
500,000	University of Illinois, Series C, Revenue Bond, 5.000%, 04/01/2026	548,030
		2,281,287

	Indiana - 3.19%
500,000	Fishers Industry Redevelopment District, Saxony Project, Revenue Bond, 5.250%, 07/15/2034	526,215
500,000	Indiana State Finance Authority, Series A, Refunding, Revenue Bond, 5.000%, 02/01/2021	583,960
400,000	Sheridan Community School’s Building Corporation, Revenue Bond, FSA Insured, 5.500%, 07/15/2020	446,788

500,000	Tri-Creek Middle School Building Corp., Revenue Bond, FSA Insured, 5.250%, 07/15/2021	548,025
		2,104,988

	Iowa - 1.50%
400,000	Iowa Board of Regents, Revenue Bond, 4.000%, 09/01/2034	362,756
600,000	Iowa Finance Authority Pollution Control, Revenue Bond, FGIC Insured, 5.000%, 07/01/2014	626,502
		989,258

	Kansas - 0.46%
455,000	Wyandotte County/Kansas City Unified Government, Series B, Refunding, Revenue Bond, 0.000%, 06/01/2021 (b)	303,772

	Kentucky - 0.76%
500,000	Pikeville Hospital, Revenue Bond, 3.000%, 09/01/2013	501,815

	Louisiana - 1.44%
800,000	Louisiana Citizens Property, Revenue Bond, 6.750%, 06/01/2026	951,712

	Maryland - 3.59%
325,000	Anne Arundel County, Tax Allocation, 6.100%, 07/01/2040	341,192
600,000	Maryland Department of Transportation County T Construction, Revenue Bond, 5.500%, 02/01/2017	693,966
400,000	Maryland Department of Transportation, Revenue Bond, 5.000%, 02/15/2026	458,200
400,000	Maryland Student Housing Economic Development, Revenue Bond, 5.750%, 06/01/2033	415,192
250,000	Montgomery County Public Improvements, Series A, Refunding, GO, 3.000%, 11/01/2028	229,012
250,000	Prince George’s County, Series B, Refunding, GO, 3.000%, 03/01/2026	234,220
		2,371,782

	Massachusetts - 3.63%
430,000	Massachusetts Development Finance Agency, Series A, Revenue Bond, 5.450%, 04/15/2014	436,682
785,000	Massachusetts Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond, 5.500%, 11/15/2036	882,827
500,000	Massachusetts Health & Educational Facilities Authority, Series B, Revenue Bond, 5.000%, 10/01/2038	547,065
500,000	Massachusetts, Series D, Refunding, GO, 4.250%, 10/01/2027	530,310
		2,396,884

	Minnesota - 0.96%
560,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond, 4.500%, 11/15/2038 (a)	634,127

	Missouri - 4.11%
810,000	Hannibal Industrial Development Authority, Hannibal Regional Hospital, Refunding, Revenue Bond, 5.250%, 09/01/2018	828,581
135,000	Missouri Board of Public Buildings, Series A, Refunding, Revenue Bond, 3.000%, 10/01/2026	122,976
500,000	Missouri Health & Educational Facilities Authority, Series A, Revenue Bond, 5.375%, 03/15/2039	546,625
500,000	Missouri Highway & Transportation Commission, Series B, Revenue Bond, 5.000%, 05/01/2024	550,750
250,000	Sikeston Electric, Refunding, Revenue Bond, 5.000%, 06/01/2018	276,155
350,000	St. Louis Airport, Revenue Bond, 6.625%, 07/01/2034	392,010
		2,717,097

	Nebraska - 0.85%
500,000	Omaha Public Power Distributors, Series B, Revenue Bond, 5.000%, 02/01/2027	559,410

	New Hampshire - 0.19%
120,000	New Hampshire Health & Educational Facilities Authority, Refunding, Revenue Bond, 5.000%, 07/01/2027	125,664

	New Jersey - 3.53%
150,000	City of Paterson, Refunding, GO, 5.000%, 01/15/2024	166,306
500,000	New Jersey State Transportation Trust Fund Authority, Series A, Refunding, Revenue Bond, 5.500%, 12/15/2021	597,215
500,000	New Jersey State Transportation Trust Fund Authority, Series B, Revenue Bond, 5.000%, 06/15/2042	518,235
250,000	New Jersey Turnpike Authority, Series A, Refunding, Revenue Bond, 5.000%, 01/01/2033	257,320
300,000	New Jersey Turnpike Authority, Series B, Refunding, Revenue Bond, 5.000%, 01/01/2022	346,398
555,000	Tobacco Settlement Financing Corp., Series 1A, Refunding, Revenue Bond, 5.000%, 06/01/2041	443,573
		2,329,047

	New York - 10.57%
325,000	Brooklyn Arena Local Development Corp., Revenue Bond, 6.500%, 07/15/2030	377,585
500,000	Build NYC Resource Corp., Refunding, Revenue Bond, 5.000%, 08/01/2020	569,140
480,000	Hudson Yards Infrastructure Corp., Series A, Revenue Bond, 5.750%, 02/15/2047	515,741
1,000,000	Metropolitan Transportation Authority, Series F, Revenue Bond, 5.000%, 11/15/2014	1,062,630
315,000	Metropolitan Transportation Authority, Series B, Revenue Bond, 5.000%, 11/15/2043	321,628
95,000	Nassau County Local Economic Assistance Corp., Refunding, Revenue Bond, 5.000%, 07/01/2019	103,449
40,000	New York City Industrial Development Agency, Series A, Refunding, Revenue Bond, 5.000%, 07/01/2022	41,466
500,000	New York City Transitional Financing Authority, Series D, Refunding, Revenue Bond, 3.000%, 11/01/2027	451,245
325,000	New York Dormitory Authority, Revenue Bond, 6.125%, 12/01/2029	347,685
300,000	New York Dormitory Authority, Series A, Refunding, Revenue Bond, 4.000%, 07/01/2037	294,546
250,000	New York Dormitory Authority, Series B, Refunding, Revenue Bond, 5.000%, 07/01/2038	272,675
500,000	New York Environmental Facilities, Revenue Bond, 5.500%, 10/15/2027	621,215
900,000	New York, GO, 5.375%, 04/01/2036	980,235
500,000	New York, Series E, GO, 4.000%, 12/15/2027	521,865
500,000	Tobacco Settlement Financing Corp., Revenue Bond, 5.250%, 06/01/2021	501,585
		6,982,690

	North Carolina - 1.36%
500,000	North Carolina Capital Facilities Finance Agency, Series B, Refunding, Revenue Bond, 5.000%, 10/01/2038	551,830
320,000	North Carolina Eastern Municipal Power Agency Power Systems, Series A, Revenue Bond, 5.000%, 01/01/2025	347,754
		899,584

	North Dakota - 0.81%
500,000	University of North Dakota, Refunding, Revenue Bond, 5.000%, 04/01/2032	534,655

	Ohio - 2.58%
500,000	Buckeye Tobacco Settlement Financial Authority, Series A, Revenue Bond, 5.875%, 06/01/2047	404,650
200,000	Muskingum County Hospital Facilities, Revenue Bond, 5.000%, 02/15/2044	174,368
500,000	Ohio Air Quality Development Authority, Series A, Revenue Bond, 5.700%, 08/01/2020	573,480
500,000	Ohio Higher Education Facilities Commission, Refunding, Revenue Bond, 5.000%, 01/01/2026	553,150
		1,705,648

	Oregon - 0.67%
400,000	Clackamas County School District, GO, 5.000%, 06/15/2021 (a)	443,104

	Pennsylvania - 6.79%
1,000,000	Allegheny County Hospital Development Authority, Series A, Revenue Bond, 5.000%, 09/01/2014	1,052,750
180,000	Allegheny County Industrial Development Authority, Refunding, Revenue Bond, 6.500%, 05/01/2017	192,580
350,000	Butler County Hospital Authority, Revenue Bond, 7.125%, 07/01/2029	419,118
200,000	Montgomery County Industrial Development Authority, Revenue Bond, 6.000%, 02/01/2021	201,062
400,000	Pennsylvania Economic Development Financing Authority, Albert Einstein Health Care, Series A, Refunding, Revenue Bond, 6.250%, 10/15/2023	446,244
325,000	Pennsylvania Economic Development Financing Authority, Allegheny Energy Supply, Revenue Bond, 7.000%, 07/15/2039	372,678
	Pennsylvania Higher Educational Facilities Authority, Revenue Bond,
500,000	5.250%, 07/01/2019	531,925
400,000	5.800%, 07/01/2030	419,896
250,000	Pennsylvania Higher Educational Facilities Authority, Series E, Refunding, Revenue Bond, 5.000%, 05/15/2019	288,322
500,000	Philadelphia Gas Works, Refunding, Revenue Bond, 5.250%, 08/01/2017	556,680
		4,481,255

	Puerto Rico - 1.06%
620,000	Puerto Rico Commonwealth, Series B, Prerefunded, Refunding, GO, 5.250%, 07/01/2032	700,687

	South Carolina - 0.61%
450,000	South Carolina Transportation Infrastructure Bank, Series B, Refunding, Revenue Bond, 4.000%, 10/01/2030	404,991

	South Dakota - 0.78%
500,000	South Dakota Housing Development Authority, Series A, Revenue Bond, 4.250%, 05/01/2015	514,955

	Texas - 12.43%
100,000	Central Texas Regional Mobility Authority, Refunding, Revenue Bond, 5.000%, 01/01/2042	91,506
	Central Texas Regional Mobility Authority, Series A, Refunding, Revenue Bond,
430,000	6.000%, 01/01/2041	468,365
5,000	5.000%, 01/01/2043	4,821
635,000	Clifton Texas Higher Education Finance Corp., Series A, Refunding, Revenue Bond, 4.000%, 12/01/2015	652,634
625,000	Dallas Recreational Facility Improvements, Series A, Refunding, GO 5.000%, 02/15/2020	738,525
	Dallas-Fort Worth International Airport, Series B, Revenue Bond,
200,000	5.000%, 11/01/2026	218,362
400,000	5.000%, 11/01/2031	420,052

515,000	Frisco Texas Independent School District, Series A, GO, 6.000%, 08/15/2038	594,629
425,000	Harris County Industrial Development, Revenue Bond, 5.000%, 02/01/2023	454,010
500,000	Houston, GO, 5.250%, 03/01/2028	557,795
580,000	La Porte Independent School District, GO, 5.250%, 02/15/2024	649,965
250,000	North Texas Tollway Authority, Series A, Revenue Bond, 5.000%, 09/01/2020	290,383
770,000	North Texas Tollway Authority, Series E, Refunding, Revenue Bond, 5.750%, 01/01/2038 (a)	856,648
155,000	San Antonio Electric & Gas, Refunding, Revenue Bond, 5.000%, 02/01/2022	183,173
400,000	Texas Private Activity Surface Transportation Corp., LBJ Infrastructure, Revenue Bond, 7.500%, 06/30/2033	483,840
445,000	Texas Private Activity Surface Transportation Corp., Revenue Bond, 7.500%, 12/31/2031	533,306
500,000	Texas Transportation Commission, Revenue Bond, 5.000%, 04/01/2018	566,995
400,000	Texas, Series A, GO, 5.000%, 04/01/2022	447,064
		8,212,073

	Utah - 1.10%
500,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond, 5.500%, 06/01/2022	572,280
200,000	Utah Charter School Finance Authority, Series A, Revenue Bond, 3.250%, 10/15/2036	154,584
		726,864

	Virginia - 2.49%
1,000,000	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, FSA Insured, 5.500%, 11/15/2019	1,162,750
400,000	Virginia College Building Authority Educational Facilities, Revenue Bond, 5.750%, 01/01/2034	484,020
		1,646,770

	Washington - 1.62%
500,000	Energy Northwest Washington Electric, Series D, Revenue Bond, 5.000%, 07/01/2035	531,630
500,000	King County Hospital, Refunding, GO, MBIA Insured, 5.000%, 12/01/2021	540,790
		1,072,420

	Wisconsin - 3.40%
500,000	Southeast Wisconsin Professional Baseball Park Sales Tax, Series A, Revenue Bond, MBIA Insured, 5.500%, 12/15/2026	582,270
150,000	Wisconsin Health & Educational Facilities Authority, Series A, Revenue Bond, 5.125%, 02/01/2038	136,272
220,000	Wisconsin Public Finance Authority, Refunding, Revenue Bond, 5.000%, 07/01/2022	227,240
150,000	Wisconsin Public Financing Authority, Refunding, Revenue Bond, 5.750%, 10/01/2031	138,953
1,000,000	Wisconsin, Series A, Refunding, Revenue Bond, 6.000%, 05/01/2033	1,160,420
		2,245,155
	Total Municipal Debt Obligations (Cost $62,226,144)	64,918,549

Number of Shares
	SHORT TERM INVESTMENTS - 0.99%

	Money Market Funds - 0.99%
655,142	Fidelity Tax Exempt Portfolio	655,142
	Total Short Term Investments (Cost $655,142)	655,142

Total Investments (Cost $62,881,286) - 99.29%	65,573,691
Other Assets in Excess of Liabilities - 0.71%	470,500
TOTAL NET ASSETS - 100.00%	$66,044,191

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2013.
(b)	Zero coupon bond.

Glossary of Terms
FGIC	Financial Guaranty Insurance Corp.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Cost of investments	$62,881,286
Gross unrealized appreciation	3,688,098
Gross unrealized depreciation	(995,693)
Net unrealized appreciation	$2,692,405

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Valuation Measurements

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; and (2) certain common stocks, preferred stocks and real estate investment trusts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks, preferred stocks and Real Estate Investment Trusts that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities and investments purchased as securities lending collateral.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013:

GuideMarkSM Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$167,593,617	$—	$—	$167,593,617
Short Term Investments	702,832	—	—	702,832
Investments Purchased as Securities Lending Collateral	7,283,395	—	792	7,284,187
Total Investments in Securities	$175,579,844	$—	$792	$175,580,636

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2013.

There was no activity in the Level 3 assets during the period ended June 30, 2013. The ending balance as of June 30, 2013 was unchanged from the ending balance as of March 31, 2013. The Level 3 investments as of June 30, 2013 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

GuideMarkSM Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$188,928,458	$—	$—	$188,928,458
Short Term Investments	24,987	—	—	24,987
Investments Purchased as Securities Lending Collateral	11,146,398	—	906	11,147,304
Total Investments in Securities	$200,099,843	$—	$906	$200,100,749

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2013.

There was no activity in the Level 3 assets during the period ended June 30, 2013. The ending balance as of June 30, 2013 was unchanged from the ending balance as of March 31, 2013. The Level 3 investments as of June 30, 2013 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

GuideMarkSM Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$69,923,522	$—	$—	$69,923,522
Real Estate Investment Trusts	3,168,187	—	—	3,168,187
Short Term Investments	1,093,498	—	—	1,093,498
Investments Purchased as Securities Lending Collateral	4,258,745	—	247	4,258,992
Total Investments in Securities	$78,443,952	$—	$247	$78,444,199

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2013.

There was no activity in the Level 3 assets during the period ended June 30, 2013. The ending balance as of June 30, 2013 was unchanged from the ending balance as of March 31, 2013. The Level 3 investments as of June 30, 2013 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

GuideMarkSM World ex-US Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$34,420,768	$255,359,029	$—	$289,779,797
Investment Companies	4,271,746	—	—	4,271,746
Preferred Stocks	4,027,345	9,991	—	4,037,336
Real Estate Investment Trusts	—	1,458,679	—	1,458,679
Rights	13,427	—	—	13,427
Short Term Investments	2,875,433	—	—	2,875,433
Investments Purchased as Securities Lending Collateral	898,784	—	216	899,000
Total Investments in Securities	$46,507,503	$256,827,699	$216	$303,335,418

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

Description	Investments in Securities
Transfers into Level 1	$2,329,514
Transfers out of Level 1	(42,254)
Net Transfers into/(out of) Level 1	$2,287,260

Transfers into Level 2	$42,254
Transfers out of Level 2	(2,329,514)
Net Transfers into/(out of) Level 2	$(2,287,260)

Transfers were made due to valuation adjustments on foreign common stocks to account for the market movement between the close of a foreign market and the close of the New York Stock Exchange. Transfers between levels are recognized at the end of the reporting period.

There was no activity in the Level 3 assets during the period ended June 30, 2013. The ending balance as of June 30, 2013 was unchanged from the ending balance as of March 31, 2013. The Level 3 investments as of June 30, 2013 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

GuideMarkSM Opportunistic Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$133,335,603	$—	$—	$133,335,603
Preferred Stocks	400,491	—	—	400,491
Real Estate Investment Trusts	1,586,584	—	—	1,586,584
Short Term Investments	3,730,450	—	—	3,730,450
Investments Purchased as Securities Lending Collateral	3,533,739	—	—	3,533,739
Total Investments in Securities	$142,586,867	$—	$—	$142,586,867

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2013.

GuideMarkSM Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$18,210,865	$—	$18,210,865
Collateralized Mortgage Obligations	—	24,073,997	—	24,073,997
Corporate Obligations	—	157,382,413	—	157,382,413
Foreign Government Debt Obligations	—	436,420	—	436,420
Mortgage Backed Securities	—	113,610,522	—	113,610,522
Municipal Debt Obligations	—	1,423,157	—	1,423,157
U.S. Government Agency Issues	—	5,100,454		5,100,454
U.S. Treasury Obligations	—	57,585,803	—	57,585,803
Total Fixed Income	—	377,823,631	—	377,823,631
Short Term Investments	4,012,617	—	—	4,012,617
Investments Purchased as Securities Lending Collateral	4,668,572	—	191	4,668,763
Total Investments in Securities	$8,681,189	$377,823,631	$191	$386,505,011

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in/out of Levels 1 or 2. during the period ended June 30, 2013.

There was no activity in the Level 3 assets during the period ended June 30, 2013. The ending balance as of June 30, 2013 was unchanged from the ending balance as of March 31, 2013. The Level 3 investments as of June 30, 2013 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

GuideMarkSM Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Municipal Debt Obligations	$—	$64,918,549	$—	$64,918,549
Short Term Investments	655,142	—	—	655,142
Total Investments in Securities	$655,142	$64,918,549	$—	$65,573,691

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2013.

There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2013.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds I

By (Signature and Title)		/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	8/21/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	8/21/13

By (Signature and Title)*		/s/ Starr E. Frohlich
Starr E. Frohlich
Principal Financial Officer/Treasurer

Date	8/21/13

* Print the name and title of each signing officer under his or her signature.